[LOGO]                OCTOBER 31, 1998
                      ANNUAL REPORT


            CRABBE HUSON FUNDS

THE CRABBE HUSON
SPECIAL FUND, INC.

CRABBE HUSON
SMALL CAP FUND

CRABBE HUSON                      [LOGO]
MANAGED INCOME
& EQUITY FUND

CRABBE HUSON
EQUITY FUND

CRABBE HUSON
REAL ESTATE
INVESTMENT FUND

CRABBE HUSON
OREGON TAX-FREE FUND

CRABBE HUSON
CONTRARIAN INCOME FUND

         OCTOBER 31, 1998
         ----------------
A N N U A L   R E P O R T











Cover image copyright -C- 1999 PhotoDisc, Inc.

                                                                  [LOGO]

                                                                    CRABBE HUSON

December 11, 1998

To Fund Shareholders:

In September 1998, Liberty Financial Companies completed a successful acquisition of The Crabbe Huson Group, Inc. As part of the reorganization, Richard Huson retired from active involvement in the firm he co-founded with James Crabbe in 1980. All of us at Liberty Financial salute Mr. Huson for his good work on behalf of Crabbe Huson Funds shareholders and wish him well. As president of the funds, I am pleased to present your annual report for the fiscal year ended October 31, 1998.

The past 12 months were characterized by changing investment conditions and greater market volatility. Initially, investors were concerned with the Asian economic crisis and its potential worldwide impact. Then, last summer, serious economic problems in Russia and Latin America renewed concerns of a global economic slowdown. Stock markets around the world declined as investors sought "safe havens" in strong currencies and relatively stable investments. In the domestic stock market, investment capital was also highly concentrated in a narrow list of large, liquid stocks.

Late in the fiscal year, the Federal Reserve Board announced two successive interest-rate cuts, sending U.S. stock and bond prices higher as investors generally concluded that lower rates would stimulate the world's economies. Markets were further encouraged by the Group of Seven industrial nations and by the International Monetary Fund's proposal to establish a precautionary line of credit to stimulate the world's economies and help prevent financial panic.

The economic crises abroad and the resulting fear on the part of domestic investors seriously limited the great majority of publicly traded issues, particularly in the small-cap arena. Value and contrarian stocks faced a difficult environment all year. Contrarian fixed-income strategies fared better, benefiting from a concentration on high quality.

The following report will provide you with more specific information on your funds' performance. Thank you for the opportunity to help you meet your financial goals. We hope to continue serving you in the years to come.

Sincerely,

    [/S/ STEPHEN E. GIBSON]

Stephen E. Gibson
President

                   ------------------------------------------

                                 CRABBE HUSON'S
                             CONTRARIAN INVESTMENT
                                   PHILOSOPHY
                       ----------------------------------

THE ART OF CONTRARIAN INVESTING

In the investment world, the term "contrarian" often is misused or misunderstood. In our view, contrarian investing represents a mindset that requires unique perspective and disciplined thinking.

One of Crabbe Huson's unique strengths is its developed and well-defined investment philosophy. Crabbe Huson is a contrarian firm that follows a strict price-driven investment discipline. This approach looks for fundamentally strong companies that are currently out of favor due to industry conditions, company shortfalls, or prevailing market preferences, but which possess a catalyst that can subsequently change investors' perceptions of the value of the stock.

Most investors typically look favorably upon stocks rising in price. The danger with this style, however, is that the recognition and success of these stocks may indicate that the most significant portion of their upside potential has passed. Investing in rapidly appreciating stocks may appear to be relatively safe and prudent, but it is at this point that a stock's downside risk may be greatest: when it becomes over analyzed, over-owned, and overvalued.

By focusing on buying sound companies during periods of price weakness, Crabbe Huson's approach reduces inherent market risk, since each company has already undergone a period of price adjustment prior to consideration for purchase.

A low tolerance for risk, or an emphasis on capital preservation, is the most important element of Crabbe Huson's contrarian philosophy. This is reflected in our team's

- investment universe, which consists of solid companies that afford market liquidity and financial staying power; and

- method of purchasing securities: We set tight price parameters when purchasing a security, carefully focusing on the risk/reward ratio when making a commitment to a stock.

THE IMPORTANCE OF TEAMWORK

The bedrock of Crabbe Huson's effort is the team-based approach to portfolio management. We strongly believe in the importance of more than one perspective and in the value of collective ability.

Crabbe Huson's contrarian investment process is institutionalized through this team approach. This is not to be confused with a "group" or "committee" process -- each manager is allocated a segment of a central portfolio and has full discretion to make investment decisions within that segment. Individual effort is backed with insight and support from Crabbe Huson's investment-management team. This structure allows latitude for the research, analysis, and discussion necessary for making effective portfolio decisions.

WHAT IT MEANS FOR INVESTORS

Because the nature of our approach prompts us to see opportunities outside Wall Street's mainstream of thought, investors will at times notice strategies or holdings that seem incongruent with current investment trends. However, in the final analysis, long-term Crabbe Huson shareholders have benefited from a common-sense, risk-averse investment style that has provided historically competitive long-term results with less relative market risk.

With experience, teamwork, and dedication to service, we have committed to our style of contrarian investing with all the skill, care, and diligence we can bring to bear. We believe it's an approach that is worthy of your trust.

             ------------------------------------------------------

                             INVESTMENT REVIEW AND
                                   DISCUSSION
                       ----------------------------------

Investment results for Crabbe Huson Funds for the fiscal year ending October 31, 1998, continued to be good on the fixed income front but disappointing in the equity markets, particularly in small-cap portfolios. Much has been documented about the full-fledged bear market in the small-cap sector; many in the industry had a hard time escaping the bear trap, Crabbe Huson included. The Asian crisis scared a great many institutional investors back into what some perceive as "safe" stocks -- namely, the largest, most liquid, and most heavily traded issues. Yet again, value-oriented stocks found it hard to participate.

                 Russell 2000 Top 200 & Bottom 1,800 Performers
                          Relative to the Total Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                    TOP 200     BOTTOM 1,800   TOTAL INDEX
6/18/93                                                                    100            100          100
6/25/93                                                            100.6926835    99.88340202          100
7/2/93                                                             100.2118785    99.81433976          100
7/9/93                                                             99.92861721     99.7578793          100
7/16/93                                                            100.5162498    99.84562971          100
7/23/93                                                            100.6822149    99.87393039          100
7/30/93                                                            100.8839129    100.0197958          100
8/6/93                                                             100.8685303    100.0272467          100
8/13/93                                                            101.1231117    99.79438389          100
8/20/93                                                            101.4359059    99.90042612          100
8/27/93                                                            101.8180902    99.79247006          100
9/3/93                                                             101.2914545    100.1508325          100
9/10/93                                                            101.5793873    100.0337356          100
9/17/93                                                            102.0372091    100.0577113          100
9/24/93                                                             101.653654    100.0826272          100
10/1/93                                                            101.3392925     100.084863          100
10/8/93                                                            100.9856414    100.1477955          100
10/15/93                                                           101.1121548    100.2013366          100
10/22/93                                                           101.1954586    100.3659142          100
10/29/93                                                           100.5010321    100.5300754          100
11/5/93                                                            100.5037484    100.7277716          100
11/12/93                                                           100.0986959    100.6005151          100
11/19/93                                                           97.60999611    100.8994454          100
11/26/93                                                           98.36744247    100.8088268          100
12/3/93                                                            97.54865263    100.7664289          100
12/10/93                                                           96.19080722    101.1846229          100
12/17/93                                                           96.53717799    100.9678825          100
12/24/93                                                           96.90293406    100.8161169          100
12/31/93                                                           96.69206623    100.7171436          100
1/7/94                                                             95.74590149    100.8951426          100
1/14/94                                                            95.54544584    101.0770773          100
1/21/94                                                            95.35891894    101.1730081          100
1/28/94                                                            95.44746935    101.4724735          100
2/4/94                                                             95.45002543    101.4984952          100
2/11/94                                                            95.47991152    101.4846475          100
2/18/94                                                            94.78159497    101.4737458          100
2/25/94                                                             94.6998746    101.4190541          100
3/4/94                                                             94.52376768    101.3049934          100
3/11/94                                                            94.84889666    101.3017423          100
3/18/94                                                            94.80275486     101.290649          100
3/25/94                                                            95.57662243    101.2106688          100
4/1/94                                                             94.61060748    101.3147537          100
4/8/94                                                             94.88159683    101.0270321          100
4/15/94                                                            94.76475535    101.2664193          100
4/22/94                                                            95.47177066    101.0593393          100
4/29/94                                                            95.24281115    100.9465536          100
5/6/94                                                              95.8527492    101.3090056          100
5/13/94                                                            95.37866784    101.3931187          100
5/20/94                                                            95.36620528    101.2557389          100
5/27/94                                                            95.88562609    101.2451426          100
6/3/94                                                             95.77191371    101.0847989          100
6/10/94                                                            96.30625393    101.0800044          100
6/17/94                                                            97.04406756    101.0331017          100
6/24/94                                                            97.39239355    101.1930295          100
7/1/94                                                             96.59466964    101.0599563          100
7/8/94                                                             96.75681585    100.7141496          100
7/15/94                                                            97.16944718    100.4352879          100
7/22/94                                                            97.64549931    100.2163518          100
7/29/94                                                            97.44709882    100.3522889          100
8/5/94                                                             96.86637794    99.95623833          100
8/12/94                                                            96.73306782    100.2293433          100
8/19/94                                                            96.69892707    100.3162276          100
8/26/94                                                            97.76222454    100.1943495          100
9/2/94                                                             97.22811872    100.4471897          100
9/9/94                                                             97.00684819    100.5178479          100
9/16/94                                                            96.75631617    100.7848106          100
9/23/94                                                            96.14281681    100.9953487          100
9/30/94                                                            96.41815033    100.9983724          100
10/7/94                                                            96.70288784    101.1626055          100
10/14/94                                                           96.96527213     100.900911          100
10/21/94                                                           96.82108832    101.1009017          100
10/28/94                                                           97.02057861    101.3934523          100
11/4/94                                                            96.80734568    101.6180978          100
11/11/94                                                           96.32580034    101.7352796          100
11/18/94                                                           96.31972911    101.7765496          100
11/25/94                                                           96.26338629    101.7878304          100
12/2/94                                                            95.65663006    101.9504559          100
12/9/94                                                             95.1075087    101.9175764          100
12/16/94                                                           95.44119306    101.8971949          100
12/23/94                                                           95.54379045    102.0571117          100
12/30/94                                                           95.31699191    102.2155323          100
1/6/95                                                             95.77193468    102.0642892          100
1/13/95                                                            95.73188956    101.9366035          100
1/20/95                                                            96.04401059    101.7980479          100
1/27/95                                                            96.25493731    101.7079869          100
2/3/95                                                             96.75315863    101.8263985          100
2/10/95                                                            97.09883751    101.7647576          100
2/17/95                                                            96.31445043    101.9254479          100
2/24/95                                                            96.19218668    101.9708356          100
3/3/95                                                             96.38609042    102.0576331          100
3/10/95                                                            96.35207262    102.0209822          100
3/17/95                                                            96.83466484    102.2108525          100
3/24/95                                                            97.13755602    102.1884765          100
3/31/95                                                            96.73715228    102.1267181          100
4/7/95                                                             96.88602963    101.8798846          100
4/14/95                                                            96.92354006    101.9685232          100
4/21/95                                                            96.34298998    102.1639693          100
4/28/95                                                            97.03870033    102.2719173          100
5/5/95                                                             96.21656261     102.436324          100
5/12/95                                                            96.64313586       102.2479          100
5/19/95                                                            95.92733449    102.1258787          100
5/26/95                                                             96.8824888    102.0887104          100
6/2/95                                                             97.26202218    101.9155942          100
6/9/95                                                             97.30867346    101.9514769          100
6/16/95                                                             97.8990267    101.9455665          100
6/23/95                                                            97.39623613    102.0509879          100
6/30/95                                                            97.02172516    102.2342243          100
7/7/95                                                             96.73252062    102.4669151          100
7/14/95                                                            96.80866703    102.7361282          100
7/21/95                                                            97.49274422    103.0137509          100
7/28/95                                                            97.75193087     103.149377          100
8/4/95                                                             97.89102435    102.8348318          100
8/11/95                                                            97.97832658    103.1585709          100
8/18/95                                                            98.01397688    103.3472109          100
8/25/95                                                            98.68204082    103.2875094          100
9/1/95                                                             99.41254172    103.1916107          100
9/8/95                                                             99.49489801    103.0751718          100
9/15/95                                                            100.0222427    103.0418826          100
9/22/95                                                            100.1383629    102.9894006          100
9/29/95                                                            99.96485109    102.6811228          100
10/6/95                                                            100.1220226    102.3930837          100
10/13/95                                                           100.4466199    102.2755323          100
10/20/95                                                           100.6888751    102.4148719          100
10/27/95                                                           100.0979266      102.07084          100
11/3/95                                                            99.83556501    102.0963431          100
11/10/95                                                           100.0353274    102.7379304          100
11/17/95                                                           99.27288112    102.7535119          100
11/24/95                                                           99.25848808    102.5520618          100
12/1/95                                                            99.99686139    102.5557847          100
12/8/95                                                            100.4360599    102.2902812          100
12/15/95                                                           100.4117952    102.2770907          100
12/22/95                                                           100.0124332    102.5379599          100
12/29/95                                                           99.77256006    102.4048303          100
1/5/96                                                             99.64352067    102.4760297          100
1/12/96                                                            99.08897854    102.5035008          100
1/19/96                                                             99.7613831    102.2707704          100
1/26/96                                                            99.37474658    102.5777755          100
2/2/96                                                             99.78399017    102.4930084          100
2/9/96                                                             99.68941297    102.1959463          100
2/16/96                                                             100.448885    102.2180951          100
2/23/96                                                            99.95934245    102.0219028          100
3/1/96                                                              100.511812    102.2727613          100
3/8/96                                                             100.6257332    101.9898559          100
3/15/96                                                            100.3521171    102.1658128          100
3/22/96                                                            100.5228597     102.444126          100
3/29/96                                                            100.8040375    102.5096336          100
4/5/96                                                             100.8610632     102.774186          100
4/12/96                                                             101.059717    102.9191619          100
4/19/96                                                            100.9635596    103.1380002          100
4/26/96                                                             100.803596    103.3825216          100
5/3/96                                                               101.06117    103.7631617          100
5/10/96                                                            101.6636573    103.8032332          100
5/17/96                                                            101.1344446    104.0120202          100
5/24/96                                                            101.1339301    104.0492477          100
5/31/96                                                            100.9592473    104.1225188          100
6/7/96                                                             100.9607824    104.2953025          100
6/14/96                                                            101.7951618    104.0940009          100
6/21/96                                                            102.2375344    103.6691753          100
6/28/96                                                             102.714804    103.7460652          100
7/5/96                                                             102.2073334     103.661862          100
7/12/96                                                            102.9859796    103.2375355          100
7/19/96                                                            103.1549216    103.2981305          100
7/26/96                                                            103.4354387    102.6989142          100
8/2/96                                                             103.8748775    102.5751432          100
8/9/96                                                              103.636789      102.72792          100
8/16/96                                                            103.6826189    102.8066274          100
8/23/96                                                            103.7598938    102.7050376          100
8/30/96                                                            103.6739086     102.941694          100
9/6/96                                                             103.7346531    103.0541142          100
9/13/96                                                            104.2673064    103.0769463          100
9/20/96                                                            104.7025349    102.8895565          100
9/27/96                                                            105.1228256    102.7183181          100
10/4/96                                                            106.0253725    102.5578392          100
10/11/96                                                           106.3448128    102.7574436          100
10/18/96                                                           106.7301664    102.5344628          100
10/25/96                                                           107.3425505    102.2702051          100
11/1/96                                                            107.5657023    101.9619102          100
11/8/96                                                            107.6021981    101.9314304          100
11/15/96                                                           106.8184317    102.1967436          100
11/22/96                                                           106.7333359    102.1336837          100
11/29/96                                                           105.8432243    102.0252498          100
12/6/96                                                            105.6465151    102.2846217          100
12/13/96                                                           105.3388556    102.6986885          100
12/20/96                                                           105.6167165    102.9079774          100
12/27/96                                                           105.7380071    102.8082156          100
1/3/97                                                             105.6170749    102.9399873          100
1/10/97                                                            105.2938784    103.0363625          100
1/17/97                                                            105.2516787    103.0808953          100
1/24/97                                                            105.7296503    103.1908484          100
1/31/97                                                            105.0380973    103.4583067          100
2/7/97                                                             105.2309031    103.1734902          100
2/14/97                                                            105.7914209    102.8248189          100
2/21/97                                                            106.1634127    102.6858428          100
2/28/97                                                            106.3825686    102.3074243          100
3/7/97                                                             106.9483076    102.1961961          100
3/14/97                                                            106.5026813    101.8183174          100
3/21/97                                                            107.0925661    101.5019436          100
3/28/97                                                            107.0566555    101.5112563          100
4/4/97                                                             106.9319276    101.5238353          100
4/11/97                                                            106.8218139     101.816401          100
4/18/97                                                            107.6416114    101.5152643          100
4/25/97                                                            107.8115029    101.0078578          100
5/2/97                                                             108.2662004    100.8463339          100
5/9/97                                                             108.2547321    101.0290926          100
5/16/97                                                            107.6773747    101.1169418          100
5/23/97                                                            107.8784682    101.2085086          100
5/30/97                                                            107.5132609    101.4241398          100
6/6/97                                                             108.0131387    101.3537002          100
6/13/97                                                            108.2151409    100.8224445          100
6/20/97                                                            108.6552559    100.7882605          100
6/27/97                                                            109.1849564    101.0206403          100
7/4/97                                                             109.5490113    100.8559493          100
7/11/97                                                            109.5560153    100.5460345          100
7/18/97                                                            109.9270801    99.98831166          100
7/25/97                                                            110.9334404    99.72726651          100
8/1/97                                                             111.4999728    99.64874111          100
8/8/97                                                             110.9181029    99.83312776          100
8/15/97                                                            110.5055743    99.92238017          100
8/22/97                                                            110.5532873    99.87086768          100
8/29/97                                                            110.1106531    100.1777836          100
9/5/97                                                             110.5065877    100.0485675          100
9/12/97                                                            110.9148801    99.96746518          100
9/19/97                                                            111.5327323     99.6666118          100
9/26/97                                                            112.3575883    99.62209282          100
10/3/97                                                            113.0626727    99.20415918          100
10/10/97                                                           113.3727526    99.32130571          100
10/17/97                                                            113.488037    98.90854447          100
10/24/97                                                           115.1065506    98.54450623          100
10/31/97                                                           115.7955539    98.45368422          100
11/7/97                                                            116.4649231    98.34494704          100
11/14/97                                                           117.4389788    98.00198115          100
11/21/97                                                           117.8932204    97.70038185          100
11/28/97                                                           118.5876432    97.63202376          100
12/5/97                                                            120.6864243    97.40983844          100
12/12/97                                                           121.7062857    96.82115634          100
12/19/97                                                           122.8107093    96.38295136          100
12/26/97                                                           122.8757547    96.30733731          100
1/2/98                                                             122.7387464    96.32064717          100
1/9/98                                                             122.1205919    96.21594216          100
1/16/98                                                            123.1354394    95.91397112          100
1/23/98                                                            122.8452735    95.70070628          100
1/30/98                                                            123.3285191    95.26980511          100
2/6/98                                                             124.6976433    94.96035804          100
2/13/98                                                            125.6675675    94.71741338          100
2/20/98                                                            125.6506454     94.7037311          100
2/27/98                                                            127.7123274    94.22938439          100
3/6/98                                                             128.2810876    93.83801552          100
3/13/98                                                            129.3345272    93.41348893          100
3/20/98                                                            130.3084871    92.95471093          100
3/27/98                                                            130.0211979    92.96365611          100
4/3/98                                                             130.3438541    92.48084501          100
4/10/98                                                            130.2882184    92.20150778          100
4/17/98                                                            130.2884352    91.69211209          100
4/24/98                                                            130.2127482    92.01696555          100
5/1/98                                                             130.7744234    91.94851815          100
5/8/98                                                             130.8147757    91.80689666          100
5/15/98                                                            131.1282007    91.72261984          100
5/22/98                                                            132.0722523    91.56991799          100
5/29/98                                                            132.3047297    91.49926123          100
6/5/98                                                             133.1594296    90.77205984          100
6/12/98                                                            135.2673053    89.99682781          100
6/19/98                                                            134.4925347    89.14160528          100
6/26/98                                                            135.9203871        88.6093          100
7/3/98                                                             137.2536934    87.59187402          100
7/10/98                                                             137.722818    87.24473642          100
7/17/98                                                            138.4269101    86.56847966          100
7/24/98                                                            139.2732987    85.85775659          100
7/31/98                                                            140.1664859    85.30997256          100
8/7/98                                                             140.7138567     84.4022902          100
8/14/98                                                            141.6416672    83.93343594          100
8/21/98                                                            142.6187261     83.2176153          100
8/28/98                                                            142.2133339    83.03833787          100
9/4/98                                                             141.2330249      82.673226          100
9/11/98                                                            141.8093026    82.06769092          100
9/18/98                                                            141.7799443    81.85804248          100
9/25/98                                                             141.853899    80.62527048          100
10/2/98                                                            139.9398858    81.07008164          100
10/9/98                                                            139.5827754    80.36842048          100
10/16/98                                                           140.1790207    79.47045851          100
10/23/98                                                           139.1155168    80.01066002          100
10/30/98                                                           139.3482254    79.73053737          100
Source: StockVal, 10/30/98
Return data represented by Russell 2000 constituents at 6/98 and
7/98.

                                    Figure 1

How exacting has this market become? Though there was some rebound late in the fiscal year, the indices' returns camouflage the bear that has ravaged the broader market following the onset of the Asian economic crisis in 1997. For example, for September 26, 1997 through September 30, 1998, the largest 10% of the Russell 2000 stocks gained 12.2%. The smaller 1,800 Russell stocks fell by -26.9%. (See Figure 1.) This differential between the large, relatively liquid stocks in the index and its smaller components is unprecedented.

In the third calendar quarter of 1998 alone, the damage was telling: The S&P 500 fell by 9.92% while the Russell 2000 lost 20.15%. The average U.S. stock fund lost 15.02% in the quarter; small capitalization funds fared especially poorly, dropping by an average of 21.52% (the majority of the decline came in the month of August).

The market picture is even more clearly focused by a look at capitalization weightings. The largest 10% of U.S. stocks account for nearly 80% of the market's capitalization. The other 90% make up only 20% of the market's capitalization, and those stocks already have plunged an average of 40% from their 52-week highs.

Obviously, the hunting grounds are wide open. However, money managers continue to gravitate toward the top of indices, so that's where the action is. You've heard it from us before, but yet again, we think it bears repeating: Crabbe Huson's management team will avoid what it believes represents excessive risk (overvalued index leaders) and will embrace issues that hold a more reasonable place on the risk/reward spectrum. We're working very hard to produce good performance. but it's important to understand the context of the market in which we operate. Though we're always working to stay ahead of the market, our efforts may continue to be held somewhat in check until preferences begin to shift.

Here is our team's review of the markets:

                                 EQUITY MARKET

Much has transpired since the Dow hit its peak of 9,337 in mid-July. Russia devalued its currency and, for all intents and purposes, defaulted on its sovereign debt. The International Monetary Fund (IMF) has thrown money at struggling nations in hopes of repairing governmental balance sheets. International trade has slowed sharply as creeping deflation damages export markets. Corporate earnings in the previously immune U.S. and European economies have, for the first time in years, underwhelmed shareholders rather than exceeded expectations.

The global market volatility continued into October of this year. At times, investor confidence was restored through a promise of a G7 (coordinated global) resolution or a U.S. interest rate reduction. Moments later, the market was hit with the shrapnel from the near collapse of a hedge fund, Long Term Capital Management, or from the "acute capital crisis" faced by Japan's nineteen largest banks. The global economy appears to be digesting a significant decline in demand from Asia, which represents approximately one third of worldwide GDP. The fact is that global capacity now exceeds demand in virtually every category of manufacturing and service.

Inventories are building, prices of goods and services continue to fall, and pressures on corporate profits are accelerating. Too much supply is chasing too little demand, and the jury is still out on whether the world's leaders have acknowledged and are willing to address their addition to growth

The eventual result of this global dysfunction, if it is not attended to, could be a worldwide recession. The good news is that the world is well into the realignment of global supply and demand. Basic industrial and energy companies appear to be much further along than other industries in the process of aligning supply and demand, thereby supporting the price of their products and improving profitability.

This is precisely why we at Crabbe Huson have been increasing our mid- to large-cap weightings in energy stocks and, to a lesser extent, in commodity stocks, in the past several months. We believe that global economies are in for a rough ride, at least through year-end, as credit excesses and overproduction are purged. Our feeling is that the next several quarters could bring Purgatory to world markets but the Armageddon is not in the offing. The U.S. economy has been rattled by events abroad, but we believe it is essentially sound:

- The federal government's balance sheet is in better shape than it has been in for years, showing an anticipated budget surplus of $75 billion in 1999.

- Unemployment is at a 30-year low, real income growth is positive, and consumer confidence remains high.

- Fed Chairman Alan Greenspan and Treasury Secretary Robert Rubin have solved problems effectively in the past. These two key players have enormous knowledge of and credibility in the highly complex global marketplace.

- 70 percent of the world's population is in less-developed countries. These people will continue to seek a higher standard of living through a technology- and productivity-driven, profit-based system. Technology is not merely filling demand in emerging markets -- it is also creating demand. A whole new array of products and services is, and will continue to be, available to the common man. Although supply and demand are currently out of alignment, the imbalance is being resolved, both economically and politically.

RISKS ARE EVER PRESENT

We would, however, like to discuss two potential risks to the continuation of a healthy economy and the upward trend in the financial markets worldwide:

First, DERIVATIVES (which include a vast array of swaps, forwards, futures, options, caps, collars, and other exotic variations on a theme) are risky instruments that have been around for a long time. What seems to distinguish this new era of derivative exposure from the past era are (a) the widespread use of these instruments across a board spectrum of end users and (b) the unprecedented amount of leverage accompanying these "investments." As a result, we hold no bank or brokerage stocks in your portfolios. Despite the average 50-60% decline in many financial-services stocks since the market peak on July 17, we believe that the short-term risk of further nasty surprises is high, and the stocks have more downside potential.

Second, there is a potential for slowdown in CAPITAL SPENDING. The imbalance of supply and demand is putting tremendous downward pressure on prices and, consequently, on incremental profit growth. Statistics from the banking sector seem to support a peak in the lending cycle, as banks have recently tightened lending standards and have slowed credit growth.

We believe that a restoration of global equilibrium has been in the works for some months now. The realignment of global supply and demand and the eradication of excesses, be they financial or otherwise, are painful processes in the short term but quite healthy in the long run. Once we pass through the rings of fire, the opportunities for restored growth are excellent.

SMALL-CAP CHALLENGES

A word about the small-cap sector: There is no arguing now that we have been in a bear market for some time on the small-cap side. The past twelve months have driven relative valuations down to levels we have never seen, in comparison to their large-cap compatriots. Although September was a stronger month for the Special and Small Cap Funds, its improvement was outweighted by the free fall of small-cap stocks in July and August.

In a review of your portfolios for the third quarter, attribution analysis reveals that overweighted positions in the technology, energy, health care, and basic materials sections were the main contributors to underperformance. We built strong positions in these undervalued areas after they had declined substantially, only to see the stocks experience further sell-offs. For example, virtually all commodity-producing companies (energy, steel, metals, technology components, ET AL.) had sold off by mid-year 1997 to 0.65 times sales, a valuation level seen only a handful of times in the past half century. However, as worries over Asia intensified, these stocks sold off even more dramatically to levels below those seen just before the United States entered its post-World War II recession, in 1973 and 1974. While the slide in prices in these sectors has gone beyond what anyone anticipated, we continue to believe that the companies held in your portfolio have characteristics of businesses that can prosper over the coming years and currently offer the best buys in today's market.

LOOKING AHEAD

The United States has not experienced a sustained period of deflation since the 1930s. The Great Depression was characterized by a notable lack of

Federal Reserve liquidity, which, in effect, exacerbated the credit crunch and lengthened the duration of poor economic growth and of human suffering. The Fed failed to be the "lender of last resort." One possible solution to the world's current crises is to learn from the past.

The Federal Reserve is very likely to counter the growing credit crunch by increasing the liquidity in the financial system. The Fed can increase the money supply, lower interest rates, or print money. In short, the Fed can "reflate." And reflation may be necessary to salvage a substantial number of emerging economies whose primary GDP contributor is the exportation of commodities.

The effort of even a small amount of reflation on your Crabbe Huson Funds portfolios could be profound. The modest increase of commodity prices, on the margin, in the month of September greatly benefited the performance of our equity funds (see Table 1):

                           September 1998 Performance
 S&P 500                                                                  6.38%
 Russell 2000                                                             7.83%
 Crabbe Huson Small Cap Fund (Class A, formerly known as "Primary
 Class")                                                                 10.88%
 Crabbe Huson Special Fund (Class A, formerly known as "Primary Class") 10.04% Crabbe Huson Equity Fund (Class A, formerly known as "Primary Class") 7.25%

                                    Table 1

Stomach-turning market volatility is likely to continue over the next several months as the capital markets reflect the uncertainty of the future. We at Crabbe Huson have positioned your portfolios to capitalize on the anticipation of a more perilous world and, by inference, a more problematic stock market. Recent additions to portfolios include aerospace and defense stocks, which should benefit from a belief that we now live in a less-stable world politically, socially, and economically than we did just a short time ago. This sector should also benefit from what we believe is a sea change in the the size of the federal defense budget.

We have created portfolios that reflect several investment themes. The first theme is an emphasis on companies that have strong and relatively recession-resistant cash flow growth. Second, the recent portfolio additions include stocks, most notably energy stocks, that are selling at about 25-year low valuations and are discounting a forthcoming global recession/depression.

We have avoided financial stocks and the high-expectation "Nifty Fifty" stocks, such as Gillette, Coke, and Lucent, whose valuations are still in the heavens.

The "Nifty Fifty" still sell at 31.9 times 1999 estimated earning (as of October 31, 1998). Their valuations are assailable to a greater degree than those of stocks that are selling at historic lows.

                                  BOND MARKET

Crabbe Huson's bond team has produced superb result for your bond investments for the past fiscal year, mainly by being on the right side of this market with long-duration, high-quality, and virtually junk-bond-free investing.

                              30-Year Bond Yields

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10/30/98                5.16%
10/23/98                5.18%
10/16/98                4.98%
10/9/98                 5.12%
10/2/98                 4.84%
9/25/98                 5.11%
9/18/98                 5.15%
9/11/98                 5.23%
9/4/98                  5.29%
8/28/98                 5.34%
8/21/98                 5.43%
8/14/98                 5.54%
8/7/98                  5.63%
7/31/98                 5.71%
7/24/98                 5.69%
7/17/98                 5.75%
7/10/98                 5.63%
7/3/98                  5.60%
6/26/98                 5.63%
6/19/98                 5.67%
6/12/98                 5.66%
6/5/98                  5.79%
5/29/98                 5.80%
5/22/98                 5.90%
5/15/98                 5.97%
5/8/98                  5.98%
5/1/98                  5.93%
4/24/98                 5.95%
4/17/98                 5.88%
4/10/98                 5.88%
4/3/98                  5.80%
3/27/98                 5.96%
3/20/98                 5.89%
3/13/98                 5.89%
3/6/98                  6.02%
2/27/98                 5.92%
2/20/98                 5.87%
2/13/98                 5.85%
2/6/98                  5.92%
1/30/98                 5.80%
1/23/98                 5.97%
1/16/98                 5.81%
1/9/98                  5.73%
1/2/98                  5.84%
12/26/97                5.90%
12/19/97                5.92%
12/12/97                5.93%
12/5/97                 6.09%
11/28/97                6.06%
11/21/97                6.03%
11/14/97                6.11%
11/7/97                 6.16%
10/31/97                6.15%
10/24/97                6.27%
10/17/97                6.44%
10/10/97                6.43%
10/3/97                 6.30%
9/26/97                 6.37%
9/19/97                 6.38%
9/12/97                 6.59%
9/5/97                  6.64%
8/29/97                 6.61%
8/22/97                 6.65%
8/15/97                 6.55%
8/8/97                  6.64%
8/1/97                  6.46%
7/25/97                 6.46%
7/18/97                 6.53%
7/11/97                 6.53%
7/4/97                  6.63%
6/27/97                 6.74%
6/20/97                 6.66%
6/13/97                 6.73%
6/6/97                  6.78%
5/30/97                 6.91%
5/23/97                 6.99%
5/16/97                 6.90%
5/9/97                  6.89%
5/2/97                  6.88%
4/25/97                 7.15%
4/18/97                 7.06%
4/11/97                 7.17%
4/4/97                  7.13%
3/28/97                 7.09%
3/21/97                 6.97%
3/14/97                 6.94%
3/7/97                  6.82%
2/28/97                 6.81%
2/21/97                 6.65%
2/14/97                 6.53%
2/7/97                  6.71%
1/31/97                 6.79%
1/24/97                 6.89%
1/17/97                 6.83%
1/10/97                 6.85%
1/3/97                  6.73%
12/27/96                6.56%
12/20/96                6.61%
12/13/96                6.57%
12/6/96                 6.51%
11/29/96                6.35%
11/22/96                6.44%
11/15/96                6.46%
11/8/96                 6.51%
11/1/96                 6.68%
Source: Bloomberg
October 30, 1998

                                    Figure 2

After loitering in the 5.8% to 6.1% range for nearly seven months ending July 1998, long-term U.S. Treasuries rallied decisively for nine consecutive weeks and currently stand at 4.75%. Yields stood at 5.9% at year-end 1997 and 6.6% at the end of 1996. (See Figure 2.)

Unlike the fundamentally driven bond rally of the past 15 years, the rally of the past two months was driven by the fear that global economic weakness would infiltrate the U.S. economy. Fear drove the equity and fixed-income investors out of emerging-market paper and below-investment-grade bonds and into U.S. Treasuries. Bond bears finally capitulated, as they appear to be losing a key ally: the robust U.S. economy.

As the U.S. equity market began to slide in July 1998, bond credit spreads began to widen dramatically. Single "B" rated bonds have seen risk premiums over U.S. Treasuries widen from a skinny 310 basis points in the spring of 1997 (prior to the Asian fallout) to about 640 basis points currently. The junk market is forecasting tougher times.

As you may be aware, Crabbe Huson has had a bias for high credit quality and longer maturity since the end of 1996. We are contrarian managers. While many other managers were taking junk-bond (credit) risk with a narrow spread reward and were avoiding longer maturity U.S. Treasuries as the Fed hiked interest rates in early 1997, we did just the opposite. It has taken a while, but this strategy turned out to be the correct one for the last fiscal year. The impact on Crabbe Huson fixed-income assets has been extremely favorable.

Going forward, the monetary policy endgame will be debated. This one is for all the marbles. When will the Fed reflate and attempt to liquify the global monetary system? When will it be time to modify our current high-quality bias? As contrarians, we will be watching the markets carefully.

                      REAL ESTATE INVESTMENT TRUST MARKET

The Real Estate Investment Trust (REIT) market has seen and extended period of lackluster performance. After starting the fiscal year with a mild (less than 1%) decline, the market steadily slipped before turning in a very poor third calendar quarter. As the industry analysts point out, there are plenty of explanations why REITs have not done well, including the exit on momentum investors early in 1998 plus concerns over overbuilding in some sectors and overpaying for some properties. Add concern over real estate company performance during a recession in 1999 or 2000 and you're talking about a difficult market.

After leading its benchmark for the first six months of the year, the Crabbe Huson Real Estate Investment Fund finished the fiscal year a fraction behind the index. This was not the result we hoped for, but the REIT market seemed determined to confound us and our REIT fund colleagues. According to REALTY STOCK REVIEW, an industry publication, the average real estate fund was down by 16.7% as of the end of the third quarter of 1998 -- only one fund finished the nine-month period in the black, and that one barely managed to post a positive return. This is not an excuse for the disappointing performance -- merely an explanation of the type of market in which our management team is operating.

Looking forward, many analysts think the worst may be over REIT securities, though none is trumpeting a return to salad days. REIT investing still is fairly new in the investment landscape, and managers, including Crabbe Huson, are working carefully to ensure that their efforts provide the diversification and long-term performance benefits they believe the sector can offer.

CLOSING THOUGHT

We live in increasing uncertain times. Economic growth and corporate earnings appear vulnerable to the turmoil abroad. The ideal of low inflation and healthy economic growth, AD INFINITUM, is currently being challenged. It is, at once, an interesting and very challenging time for all investors.

Crabbe Huson portfolios will continue to focus on quality companies at discount prices. This is why you hired us to manage a portion of your portfolio. Crabbe Huson's contrarian method is an important piece of the diversification puzzle -- one that we believe has been historically proven as valuable and competitive and we believe can continue to play a positive role in contributing to your investment success over the long term.

THE CRABBE HUSON SPECIAL FUND, INC. (CHSPX)

INVESTMENT OBJECTIVE: TO PROVIDE SIGNIFICANT LONG-TERM CAPITAL APPRECIATION THROUGH A FLEXIBLE POLICY OF INVESTING IN A DIVERSIFIED PORTFOLIO OF CAREFULLY SELECTED STOCKS THAT REPRESENT MORE AGGRESSIVE INVESTMENTS THAN THE MARKET AS A WHOLE. THE FUND MAY INVEST AS MUCH AS 100% OF ITS ASSETS IN STOCKS AND MAY HOLD UP TO 25% OF ITS ASSETS IN SHORT POSITIONS.(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
    CRABBE HUSON SEPCIAL FUND AND THE RUSSELL 2000
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                         Special Fund (A) Pre-Load  Special Fund (A) Post-Load  Russell 2000
Apr-87                                                                     $10,000                      $9,425       $10,000
Dec-87                                                                      $8,100                      $7,634        $7,109
Dec-88                                                                      $9,690                      $9,133        $9,045
Dec-89                                                                     $11,500                     $10,839       $10,457
Dec-90                                                                     $10,247                      $9,657        $7,604
Dec-91                                                                     $15,327                     $14,446       $12,063
Dec-92                                                                     $16,570                     $15,617       $13,208
Dec-93                                                                     $23,428                     $22,081       $17,488
Dec-94                                                                     $28,676                     $27,027       $17,427
Dec-95                                                                     $29,187                     $27,508       $20,625
Dec-96                                                                     $30,655                     $28,892       $24,049
Dec-97                                                                     $38,815                     $36,583       $31,102
Dec-98                                                                     $21,371                     $20,143       $27,420
Fund Inception: 4/9/87
ANNUALIZED TOTAL RETURNS
                                                                          PRE-LOAD                   POST-LOAD
1 Year:                                                                    -44.94%                     -48.10%
5 Years:                                                                    -1.82%                      -2.98%
10 Years:                                                                    8.23%                       7.59%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE SPECIAL FUND WITH THE RUSSELL 2000 INDEX, A BROAD-BASE INDEX OF STOCKS; THE SPECIAL FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75%.

In our mid-year report, we noted that the Special Fund was navigating in very stormy waters. Following the sell-off in small-cap stocks at the end of fiscal 1997, investors once again ran straight back to the index leadership, concentrating activity there. That trend remained in place, and in fact became even more pronounced, as the Asian economic and market crises unfolded throughout the last half of the reporting period. It has not been a good time for small-cap investors at any level.

As a contrarian portfolio, the Special Fund was in the throes of the gyrations in the small- and mid-cap sectors. Turning in the first fiscal year of negative performance in its history, the fund was down by -44.94% on a pre-load basis for the year. This figure trailed well behind the Russell 2000 return of -11.84%.

---------------------
(1) Selling short is a hedging technique whereby stocks are borrowed, sold at current market value, then purchased at a later date. This strategy is followed when it is believed a security's price will decline. If it does decline, the security may be purchased at a lower price, resulting in a gain. If the price rises, the security may be purchased at a higher price, resulting in a loss.

Frustrated as we are by a negative return, it's vital that we make clear the nature of the market in which we're operating as contrarians -- it simply is not favorable to any manager, save for those who invest in a very few select growth issues. We wonder sometimes whether we're the only investors around who find such an overconcentration unhealthy. It's a moot issue to some degree, because even if we are, we'll remain true to our contrarian stripes by staying active in more reasonably valued stocks.

Through the middle of the reporting period, we owned some very good stocks that contributed positively to long-term performance, specifically in the trucking and trailer-manufacturing areas. Our positions in the health care sector (HMOs, biotech, long-term care facilities) were gaining broader recognition as we moved into the summer months, as were selected names in the technology sector.

All the while, the small-cap bear was gaining strength. When quality names in technology, energy, health care, and basic materials became available at a discount, we took overweighted positions, only to see the stocks sell off further. For example, virtually all commodity-producing companies (energy, steel, metals, technology components, ET AL.) had sold off by mid-year 1997 to
0.65 times sales, a valuation level seen only a handful of times in the past half century. However, as worries over Asia intensified, these stocks sold off even more dramatically to levels below those seen just before we entered our worst post-World War II recession, in 1973 and 1974. Our attribution analysis shows that the vast majority of the fund's underperformance is due to concentration in these sectors.

That said, it's fair to also say that the continued slide in prices in these sectors has been beyond what anyone anticipated. We continually reexamine the Special Fund's portfolio content, and we believe that the companies now held therein have the characteristics of businesses that have the potential to prosper over the years to come and that offer the best buys in today's market.

As to short positions, the portfolio is currently approximately 5% short. During the market decline, we covered over half of our short positions in Citigroup and United Airlines, profiting on both. Though we're neutral about shorting for now (as the market appears to be in a recovery phase), we hold reduced short positions in each of those two stocks. In the case of Citigroup, we believe that earnings expectations for the banking side of the business are still too high. Further, the company is in the process of sorting out leadership issues. We shorted United Airlines because expectations were too high, particularly in the face of declining business travel and overcapacity on some of the airline's routes.

Looking ahead, we believe that an activist approach toward the Asian crises will benefit the domestic market as a whole and should restore confidence in the huge section of the market that has not seen participation for such an extended period. Our belief is that our contrarian positioning is right for the market ahead.

/s/ James E. Crabbe                /s/ John W. Johnson, CFA
James E. Crabbe                    John W. Johnson, CFA

/s/ Peter Belton, CFA
Peter Belton, CFA

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1998

       SHARES OR
      FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
----------------  --------------------------------------------------  -------------
                              COMMON STOCKS - 104.8%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 14.1%
        206,900    Century Aluminum Co..............................  $  2,043,137
         57,600    Huntco Inc. - Class A............................       284,400
        372,000   *Ispat International NV(a)(b).....................     2,766,750
        488,600    Longview Fibre Co.(c)............................     5,863,200
      7,527,400   *Lytton Minerals, Ltd.(a)(d)......................     1,268,389
        207,300    Oregon Steel Mills, Inc.(c)......................     2,539,425
                                                                      -------------
                                                                        14,765,301
                                                                      -------------
CONSUMER CYCLICALS - 13.6%
        217,500   *Bombay Company, Inc..............................     1,087,500
        663,400   *Oakley, Inc.(b)(c)...............................     5,846,213
        786,000    Phillips-Van Heusen(b)(c)........................     7,221,375
                                                                      -------------
                                                                        14,155,088
                                                                      -------------
CONSUMER STAPLES - 3.8%
        387,000    Fleming Companies(c).............................     3,942,562
                                                                      -------------
ENERGY - 15.8%
        492,500   *Forest Oil Corp.(b)..............................     5,017,344
        924,900   *Grey Wolf, Inc...................................     1,098,319
        133,200   *Input/Output, Inc................................     1,182,150
         60,000    KCS Energy, Inc..................................       303,750
        124,900   *Marine Drilling Co., Inc.........................     1,397,319
        112,200   *Nuevo Energy Co.(b)..............................     2,377,237
        326,300    Snyder Oil Corp.(b)..............................     5,200,406
                                                                      -------------
                                                                        16,576,525
                                                                      -------------
FINANCIAL - 8.0%
        854,900   *Arcadia Financial Ltd............................     3,579,894
        231,200   *Pico Holdings, Inc...............................       841,713
        189,700   *Risk Capital Holdings, Inc.(c)...................     3,936,275
                                                                      -------------
                                                                         8,357,882
                                                                      -------------
HEALTHCARE - 18.1%
        685,800   *Coventry Health Care, Inc........................     6,643,687
         43,400   *Idexx Labs, Inc..................................       990,062
         73,200    Integrated Health Services(b)(c).................     1,184,925
        261,500   *Interneuron Pharmaceuticals......................       915,250
        727,300   *Mid Atlantic Medical Services....................     5,682,031
         62,800   *Phymatrix Corp...................................       235,500
        558,600   *Sun Healthcare Group, Inc.(b)....................     3,281,775
                                                                      -------------
                                                                        18,933,230
                                                                      -------------
INDUSTRIALS - 8.7%
        832,900    Battle Mountain Gold Co..........................     4,528,894

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

       SHARES OR
      FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
----------------  --------------------------------------------------  -------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
        255,800    Wabash National Corp.(b).........................  $  4,540,450
                                                                      -------------
                                                                         9,069,344
                                                                      -------------
SERVICES - 4.8%
      1,647,600   *Safety-Kleen Corp................................     5,045,775
                                                                      -------------
TECHNOLOGY - 9.9%
         80,000   *Actel Corp.......................................     1,025,000
        122,600   *Checkpoint Systems, Inc.(c)......................     1,455,875
        225,300   *HMT Technology Corp..............................     1,943,213
        116,500   *Mentor Graphics Corp.............................       939,281
        284,800   *Picturetel Corp..................................     2,100,400
        167,000    Sensormatic Electronics..........................       939,375
        196,400   *Sequent Computer Systems, Inc....................     1,939,450
                                                                      -------------
                                                                        10,342,594
                                                                      -------------
TRANSPORTATION - 8.0%
        139,300    Hunt (JB) Transportation Services, Inc...........     2,333,275
        375,300    Yellow Corp.(b)..................................     6,028,256
                                                                      -------------
                                                                         8,361,531
                                                                      -------------
Total Investments                                                      109,549,832
                                                                      -------------
  (Cost $162,038,085)**
                          SECURITIES SOLD SHORT - (5.0%)
-----------------------------------------------------------------------------------
COMMON STOCKS FINANCIAL - (2.7%)
         59,500    Citigroup, Inc...................................    (2,800,219)
                                                                      -------------
TRANSPORTATION - (2.3%)
         37,200   *UAL, Inc.........................................    (2,415,675)
                                                                      -------------
Total Securities Sold Short                                             (5,215,894)
                                                                      -------------
  (Proceeds $6,457,686)(e)
Other Assets and Liabilities, Net - 0.2%                                   169,752
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $104,503,690
                                                                      -------------
                                                                      -------------

  *  Non-income producing security.
 ** The aggregate cost for federal income tax purposes is $162,504,931. Aggregate gross unrealized appreciation is $4,686,838 and the aggregate gross unrealized depreciation is $57,641,937, resulting in net unrealized depreciation of $52,955,099.
(a)  American Depository Receipt
(b) These securities, or a portion thereof, with a total market value of $7,456,786 are being used to collateralize short sales. (See Note 1)
(c)  Security segregated to collateralize borrowing. (See Note 1)
(d) Investment represents 5% or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the year ended October 31, 1998. The number of shares held as of October 31, 1997 was 4,927,400, 2,600,000 additional shares were purchased during the year ended October 31, 1998. No dividends, realized gains or losses were recognized throughout the year.
(e) The aggregate proceeds for federal income tax purposes is identical. Aggregate gross unrealized appreciation is $1,241,792 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $1,241,792.
See accompanying notes to financial statements.

CRABBE HUSON SMALL CAP FUND (CHSCX)

INVESTMENT OBJECTIVE: PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF CAREFULLY SELECTED STOCKS WITH SMALL MARKET CAPITALIZATIONS. THE FUND MAY HOLD UP TO 100% OF ITS ASSETS IN EQUITY SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
   CRABBE HUSON SMALL CAP FUND AND THE RUSSELL 2000
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                          Small Cap Fund (A) Pre-Load   Small Cap Fund (A) Post-Load  Russell 2000
Feb-96                                                                        $10,000                         $9,425       $10,000
Dec-96                                                                        $11,020                        $10,386       $10,720
Dec-97                                                                        $15,690                        $14,788       $13,864
Dec-98                                                                         $9,628                         $9,074       $12,223
Fund Inception: 2/16/96
ANNUALIZED TOTAL RETURNS
                                                                             PRE-LOAD                      POST-LOAD
1 Year:                                                                       -38.64%                        -42.17%
Life of Fund:                                                                  -1.39%                         -3.53%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -38.37% FOR THE FISCAL YEAR AND -6.09% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/10/96. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE SMALL CAP FUND WITH THE RUSSELL 2000 INDEX, A BROAD-BASE INDEX OF STOCKS; THE SMALL CAP FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75%.

At this time last year, we had very good news to report about the Crabbe Huson Small Cap Fund, which had outperformed both the Russell 2000 and the NASDAQ Composite by more than 10 percent each. The fund remains a good long-term performer, but the brutal 1997-98 small-cap market halted the fund in its tracks for the fiscal year.

For the year ended October 31, 1998, the Small Cap Fund posted a pre-load return of -38.64%, the institutional class of shares showing a loss of -38.37%. The fund's Russell 2000 benchmark returned -11.84% for the fiscal year.

The market for this year was a challenge right out of the gate, and it certainly didn't get any easier as the year progressed. Volatile swings in the market have been building in amplitude since the October 1997 sell-off, reflecting the spread of the "Asian contagion" to virtually all the developing-world economies. This spread caused steep recessions affecting more than one third of the world's gross domestic product. Public sentiment demands that mutual fund managers eschew cash, driving new assets into the largest stocks in the Russell 2000. The concentration of activity in these issues, which was essentially not a contrarian idea, severely limited participation by our stocks.

The fund also suffered from premature buying in certain sectors. We were overweighted in technology, energy, health care, and basic materials stocks, all of which underperformed the Russell 2000. We built positions in these undervalued areas after they had declined substantially, only to see further sell-offs.

As contrarians, we are committed to investing in stocks trading below their private value. Often, after an initial decline in price, additional selling in a stock is absorbed by contrarian buyers (in good times, even growth managers and value managers tend to reserve assets for good contrarian ideas) and knowledgeable private investors. However, in such an uncertain environment, few want to own contrarian stocks, and we found that our private valuation buy-points were premature. In the past, such periods of neglect have been short-lived; once confidence has been restored in the business climate, we believe that our stocks can attract their traditional buying interest.

We think a plan to get working capital back into developing countries is the catalyst for new confidence in the broader market, and our research tells us that a plan is under way by the G-7 nations. This will be of major benefit to a large body of companies whose sales have been hurt by oversupply -- companies heavily represented in the fund.

A secondary effect of a restoration of confidence should be a revival in contrarian investments. The pent-up demand is enormous for new investments to replace or diversify the large, highly liquid, and overpriced growth stocks with more reasonably priced, lesser-known small- and mid-cap stocks.

The fund's investments are now under-owned by institutional investors and represent outstanding values. We believe that the prospects are very good for an effective redress of the Asian economic problem's impact on the U.S. markets, and we are optimistic about the long-term growth potential of the stocks we own in your portfolio.

/s/ James F. Crabbe                /s/ John W. Johnson, CFA
James E. Crabbe                    John W. Johnson, CFA

/s/ Peter Belton, CFA
Peter Belton, CFA

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                           COMMON STOCKS - 100.4%
-----------------------------------------------------------------------------
BASIC MATERIALS - 8.4%
   191,800   *Century Aluminum Co..............................  $ 1,894,025
   223,000    Huntco Inc. - Class A............................    1,101,062
   205,000    Ispat International NV (a).......................    1,524,687
    37,100    Longview Fibre Co................................      445,200
 2,533,200   *Lytton Minerals, Ltd. (a)........................      426,852
    87,200    Oregon Steel Mills, Inc..........................    1,068,200
                                                                 ------------
                                                                   6,460,026
                                                                 ------------
CONSUMER CYCLICALS - 12.3%
   295,100   *Bombay Company, Inc..............................    1,475,500
   161,900    Cato Corp. - Class A.............................    2,155,294
   337,400   *Oakley, Inc......................................    2,973,337
   315,000    Phillips-Van Heusen Corp.........................    2,894,062
                                                                 ------------
                                                                   9,498,193
                                                                 ------------
CONSUMER STAPLES - 10.7%
   497,900   *Boston Chicken, Inc..............................      497,900
   218,100   *Checkpoint Systems, Inc..........................    2,589,938
   252,600    Fleming Companies ...............................    2,573,362
   199,500   *Precision Response Corp. ........................    1,371,563
   218,200    Sensormatic Electronics Corp.....................    1,227,375
                                                                 ------------
                                                                   8,260,138
                                                                 ------------
ENERGY - 9.5%
   205,100   *Forest Oil Corp..................................    2,089,456
   399,800   *Grey Wolf, Inc...................................      474,762
    96,700   *Input/Output, Inc................................      858,213
   168,900    KCS Energy, Inc..................................      855,056
    41,500   *Marine Drilling Co., Inc.........................      464,281
    73,300   *Nuevo Energy Co..................................    1,553,044
   124,388    Western Gas Resources, Inc.......................    1,018,427
                                                                 ------------
                                                                   7,313,239
                                                                 ------------
FINANCIAL - 6.4%
   561,500   *Arcadia Financial Ltd. (a).......................    2,351,281
   119,700   *CCC Information Services ........................    1,331,663
    61,400   *Risk Capital Holdings, Inc.......................    1,274,050
                                                                 ------------
                                                                   4,956,994
                                                                 ------------
HEALTHCARE - 16.1%
   206,000   *Coventry Healthcare, Inc.........................    1,995,625
   153,700   *Idexx Laboratories, Inc..........................    3,506,281
    43,000    Integrated Health Services.......................      696,063
   292,700   *Interneuron Pharmaceuticals......................    1,024,450
   355,100   *Mid Atlantic Medical Services....................    2,774,219
   222,700   *Phymatrix Corp...................................      835,125
   115,600   *Sun Healthcare Group, Inc........................      679,150
   172,000   *Vysis, Inc.......................................      903,000
                                                                 ------------
                                                                  12,413,913
                                                                 ------------

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                         COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------
INDUSTRIALS - 8.9%
   523,800    Battle Mountain Gold.............................  $ 2,848,163
   409,200   *Flanders Corp....................................    1,534,500
   136,800    Wabash National Corp.............................    2,428,200
                                                                 ------------
                                                                   6,810,863
                                                                 ------------
SERVICES - 4.1%
 1,037,738   *Safety - Kleen Corp..............................    3,178,073
                                                                 ------------
TECHNOLOGY - 19.5%
   240,900   *Actel Corp.......................................    3,086,531
   255,300   *Auspex Systems, Inc..............................      718,031
   238,100   *HMT Technology Corp..............................    2,053,613
   349,700   *Mentor Graphics Corp.............................    2,819,456
   284,400   *Mylex Corp.......................................    1,653,075
   351,600   *Picturetel Corporation...........................    2,593,050
    31,300   *PRI Automation, Inc..............................      541,881
   154,000   *Sequent Computer Systems, Inc....................    1,520,750
                                                                 ------------
                                                                  14,986,387
                                                                 ------------
TRANSPORTATION - 4.5%
    74,600    Hunt (JB) Transportation Services, Inc...........    1,249,550
   136,900   *Yellow Corp......................................    2,198,956
                                                                 ------------
                                                                   3,448,506
                                                                 ------------
Total Common Stocks                                               77,326,332
                                                                 ------------
  (Cost $120,853,803)
                       SHORT TERM INVESTMENTS - 22.3%
-----------------------------------------------------------------------------
OTHER INVESTMENTS - 22.3%
17,191,987   Navigator Securities Lending Trust-Prime Portfolio
               5.320% (b) **...................................   17,191,987
                                                                 ------------
Total Investments - 122.7%                                        94,518,319
  (Cost $138,045,790)***
Other Assets and Liabilities, Net - (22.7%)                      (17,517,255)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $77,001,064
                                                                 ------------
                                                                 ------------

  *  Non-income producing security.
 **  Rate reflects 7 day yield as of October 31, 1998.
*** The aggregate cost for federal income tax purposes is $138,166,971. Aggregate gross unrealized appreciation is $3,189,617 and the aggregate gross unrealized depreciation is $46,838,269 resulting in net unrealized depreciation of $43,648,652.
(a)  American Depository Receipt
(b) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1998, the market value of the securities on loan is $13,453,626.
See accompanying notes to financial statements.

CRABBE HUSON MANAGED INCOME & EQUITY (CHAAX)

INVESTMENT OBJECTIVE: PRESERVATION OF CAPITAL, CAPITAL APPRECIATION, AND INCOME THROUGH A PORTFOLIO OF STOCKS, FIXED-INCOME SECURITIES, CASH, AND CASH EQUIVALENTS. THE FUND CAN HOLD AS MUCH AS 75% OR AS LITTLE AS 20% OF ITS ASSETS IN COMMON STOCKS.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                           THE
 CRABBE HUSON MANAGED INCOME & EQUITY FUND, THE S&P 500,
   AND THE LEHMAN BROTHERS GOVT/CORP BOND INDEX (LBGC)
    (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                             Managed Income & Equity Fund (A) Pre-Load
Jan-89                                                                                         $10,000
Dec-89                                                                                         $10,690
Dec-90                                                                                         $10,004
Dec-91                                                                                         $12,460
Dec-92                                                                                         $13,861
Dec-93                                                                                         $16,761
Dec-94                                                                                         $17,204
Dec-95                                                                                         $19,438
Dec-96                                                                                         $21,172
Dec-97                                                                                         $25,534
Dec-98                                                                                         $25,358
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURNS
                                                                                              PRE-LOAD
1 Year:                                                                                         -0.69%
5 Years:                                                                                         8.63%
Life of Fund:                                                                                   10.00%

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                           THE
 CRABBE HUSON MANAGED INCOME & EQUITY FUND, THE S&P 500,
   AND THE LEHMAN BROTHERS GOVT/CORP BOND INDEX (LBGC)
    (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                            Managed Income & Equity Fund (A) Post-Load    S&P 500       LBGC

Jan-89                                                                                          $9,525    $10,000    $10,000

Dec-89                                                                                         $10,182    $11,754    $11,156

Dec-90                                                                                          $9,529    $10,872    $11,763

Dec-91                                                                                         $11,868    $14,514    $13,578

Dec-92                                                                                         $13,203    $15,956    $15,006

Dec-93                                                                                         $15,965    $18,334    $17,052

Dec-94                                                                                         $16,386    $19,038    $16,240

Dec-95                                                                                         $18,515    $24,062    $18,889

Dec-96                                                                                         $20,167    $29,856    $19,907

Dec-97                                                                                         $24,321    $39,434    $21,661

Dec-98                                                                                         $24,153    $48,097    $23,887

Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURNS
                                                                                             POST-LOAD
1 Year:                                                                                         -5.41%
5 Years:                                                                                         7.58%
Life of Fund:                                                                                    9.45%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -0.44% FOR THE FISCAL YEAR AND 9.78% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/28/96. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE MANAGED INCOME & EQUITY FUND WITH THE S&P 500 AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDICES, BROAD-BASE INDICES OF STOCKS AND BONDS; THE MANAGED INCOME & EQUITY FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDICES PRESENTED HERE ARE NOT MANAGED, DO NOT INCUR EXPENSES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDICES INCURRED TYPICAL OPERATING EXPENSES, THEIR PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 4.75%.

For the fiscal year 1998, the Crabbe Huson Managed Income & Equity Fund returned -0.69% (pre-load). Its benchmarks, the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, returned 21.97% and 10.28% respectively. The fund's institutional class of shares showed a -0.44% return.

The stock and bond markets have been experiencing the fallout of not just one world economic crisis but two, this year. As initial problems in Asia spread to Russia and Latin America, American investors are showing a fear similar to that of past market crashes. As a result, investors dumped their assets into big-name companies. However, unlike in the past, investors aren't returning to the increased values in the stock market. In fact, as of September 30, 99% of the 5.96% gain for the S&P 500 was due to the performance of only 14 stocks. This is clearly not a contrarian environment.

At the end of the reporting period, the fund maintained 55.5% of its investments, exclusive of collateral received for security lending, in stocks, 36% in bonds, and 8.5% in cash. In this challenging time for contrarians, we have maintained a lower percentage of equity stocks in the fund's portfolio and have maintained better performance against our competitors with positive bond performance.

Though the past year has provided a tough market environment relative to the index, we are encouraged about the fund's future. The once-stable, top-heavy stock market appears to have crumbled a little, to the contrarian's advantage. The average S&P 500 Index stock generates about 47% of its revenues through foreign sources. Most of the foreign sales are concentrated in the largest capitalization S&P companies. Currently and, we believe, going into the new year, the foreign environment is less stable. As a result, investors could see more volatility in 1999, offering better stock selection to our contrarian managers.

With increased support from our global financial leaders who have taken aggressive and proactive action toward economic issues affecting the market, we think the market will broaden, providing the fund with an opportunity for positive performance into the next fiscal year.

/s/ James E. Crabbe                /s/ John E. Maack Jr., CFA
James E. Crabbe                    John E. Maack Jr., CFA

/s/ Marian L. Kessler              /s/ Robert E. Anton
Marian L. Kessler                  Robert E. Anton

/s/ Grath R. Nisbet, CFA
Garth R. Nisbet, CFA

CRABBE HUSON MANAGED INCOME AND EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
-----------  --------------------------------------------------  -------------
                       FIXED INCOME SECURITIES - 37.3%
------------------------------------------------------------------------------
AGENCIES - 5.6%
$  900,000    Federal National Mortgage Association 6.080%
                9/25/00........................................  $    919,548
 1,200,000    Federal National Mortgage Association 8.250%
                12/18/00.......................................     1,283,628
   925,000    Federal National Mortgage Association 5.875%
                2/02/06........................................       970,094
 1,000,000    Federal Home Loan Bank 5.850% 2/21/06............     1,046,720
   800,000    Interamerican Development Bank 6.125% 3/08/06....       844,000
   550,000    Tennessee Valley Authority 6.125% 7/15/03........       562,452
                                                                 -------------
                                                                    5,626,442
                                                                 -------------
ASSET-BACKED - 0.5%
   500,000    Green Tree Financial 6.540% 7/15/19..............       507,700
                                                                 -------------
CORPORATE BONDS - 15.8%
   500,000    GMAC 8.000% 10/01/99.............................       512,200
   450,000    Upjohn Co. 5.875% 4/15/00........................       457,263
   675,000    Household Finance Corp. 6.000% 5/08/00...........       679,327
   600,000    Pepsico, Inc. 5.875% 6/01/00.....................       612,786
   400,000    American Express Credit 6.500% 8/01/00...........       411,300
   700,000    Ford Motor Credit 6.250% 11/08/00................       712,341
   600,000    WMX Technologies 6.700% 5/01/01..................       613,428
   500,000    Merrill Lynch & Co. 6.020% 5/11/01...............       505,690
   540,000    IBM Corp. 5.945% 5/14/01.........................       552,215
   655,000    GMAC 9.000% 10/15/02.............................       735,657
   600,000    IBM Corp. 7.250% 11/01/02........................       649,776
   550,000    JP Morgan & Co. 7.625% 9/15/04...................       593,323
   550,000    SBC Communications 6.250% 3/01/05................       572,765
   650,000    CBS Corp. 7.150% 5/20/05.........................       657,241
   550,000    Anheuser Busch 7.000% 9/01/05....................       583,797
   660,000    US West Communications 6.625% 9/15/05............       705,032
   550,000    Bear Stearns Co. 6.875% 10/01/05.................       562,061
   550,000    Snap-On, Inc. 6.625% 10/01/05....................       585,948
   975,000    Walt Disney Co. 6.750% 3/30/06...................     1,063,111
   550,000    Eli Lilly 8.375% 12/01/06........................       654,335
   500,000    AT&T Corp. 7.750% 3/01/07........................       573,730
   550,000    GTE South 6.000% 2/15/08.........................       565,081
   550,000    Lincoln National Corp. 6.500% 3/15/08............       555,109
   700,000    Pacificorp 6.375% 5/15/08........................       733,551
   650,000    Owens-Illinois, Inc. 7.350% 5/15/08..............       649,298
   550,000    Kroger Co. 7.000% 5/01/18........................       533,808
                                                                 -------------
                                                                   16,030,173
                                                                 -------------
MORTGAGE PASS-THROUGH SECURITIES - 8.1%
    57,301    Federal Home Loan Mortgage Corp Pool #281037
                9.250% 11/01/16................................        60,811
   513,120    Federal Home Loan Mortgage Corp Pool #303033
                9.000% 4/01/17.................................       544,384

CRABBE HUSON MANAGED INCOME AND EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
-----------  --------------------------------------------------  -------------
                    FIXED INCOME SECURITIES - (CONTINUED)
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES - (CONTINUED)
$  867,241    Federal Home Loan Mortgage Corp Pool #C80344
                7.500% 9/01/25.................................  $    899,485
 1,093,696    Federal Home Loan Mortgage Corp Pool #D65456
                7.000% 11/01/25................................     1,130,608
 1,209,166    Federal Home Loan Mortgage Corp Pool #C80409
                8.000% 6/01/26.................................     1,265,090
 1,532,923    Federal Home Loan Mortgage Corp Pool #C00495
                7.000% 1/01/27.................................     1,584,659
 1,147,623    Government National Mortgage Association Pool
                #780651 7.000% 10/15/27........................     1,174,879
   897,595    Government National Mortgage Association Pool
                #158759 7.000% 6/15/28.........................       918,913
   675,000    Government National Mortgage Association Pool
                #476714 6.500% 11/15/28........................       682,378
                                                                 -------------
                                                                    8,261,207
                                                                 -------------
U.S. GOVERNMENT BONDS - 7.3%
   990,000    U.S. Treasury Note 5.125% 8/31/00................     1,004,385
 1,690,000    U.S. Treasury Note 4.500% 9/30/00................     1,698,974
    55,000    U.S. Treasury Note 5.625% 12/31/02...............        57,570
 1,860,000    U.S. Treasury Bond 6.750% 8/15/26................     2,230,252
   530,000    U.S. Treasury Bond 6.500% 11/15/26...............       616,872
   565,000    U.S. Treasury Bond 6.625% 2/15/27................       668,994
   915,000    U.S. Treasury Bond 6.375% 8/15/27................     1,054,391
    60,000    U.S. Treasury Bond 5.500% 8/15/28................        63,140
                                                                 -------------
                                                                    7,394,578
                                                                 -------------

Total Fixed Income Securities                                      37,820,100
                                                                 -------------
  (Cost $35,952,195)
                            COMMON STOCKS - 58.0%
------------------------------------------------------------------------------
BASIC MATERIALS - 4.0%
    12,400    Aluminum Company of America......................       982,700
    24,100    EI Dupont De Nemours & Co. Inc...................     1,385,750
    28,900    Phelps Dodge Corp................................     1,665,363
                                                                 -------------
                                                                    4,033,813
                                                                 -------------
CAPITAL GOODS - 4.8%
    15,000    Lockheed Martin Corp.............................     1,670,625
    57,200    McDermott International, Inc.....................     1,676,675
    19,500    Northrop Grumman Corp............................     1,555,125
                                                                 -------------
                                                                    4,902,425
                                                                 -------------
CONSUMER CYCLICALS - 4.1%
   127,600   *General Nutrition Companies......................     1,858,175
    32,600   *MGM Grand, Inc...................................       851,675

CRABBE HUSON MANAGED INCOME AND EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
-----------  --------------------------------------------------  -------------
                         COMMON STOCKS - (CONTINUED)
------------------------------------------------------------------------------
CONSUMER CYCLICALS - (CONTINUED)
    90,000    Pep Boys-Manny Moe & Jack........................  $  1,406,250
                                                                 -------------
                                                                    4,116,100
                                                                 -------------
CONSUMER STAPLES - 9.5%
    33,700    Avon Products, Inc...............................     1,337,469
    68,100    Deluxe Corp......................................     2,204,738
    47,350   *MediaOne Group, Inc..............................     2,003,497
    13,100   *Outback Steakhouse, Inc..........................       453,587
    18,400    Pepsico, Inc.....................................       621,000
    32,400    Philip Morris Co., Inc...........................     1,656,450
    30,000   *Suiza Foods Corp.................................       978,750
    14,500    Tyson Foods, Inc. Class A........................       333,500
                                                                 -------------
                                                                    9,588,991
                                                                 -------------
ENERGY - 9.5%
    20,100   *AES Corp.........................................       822,844
    28,700    Atlantic Richfield Co............................     1,976,712
    31,000    Burlington Resources, Inc........................     1,276,812
    21,800    Enron Oil & Gas..................................       363,787
    19,900    Halliburton Co...................................       715,156
    75,000   *Nabors Industries, Inc...........................     1,387,500
    23,900    Schlumberger, Ltd................................     1,254,750
    35,700    Smith International, Inc.........................     1,282,969
    45,000    Union Pacific Resources Group....................       585,000
                                                                 -------------
                                                                    9,665,530
                                                                 -------------
FINANCIAL - 2.3%
    40,300    Equity Office Properties Trust...................       967,200
    31,900    Safeco Corp......................................     1,381,669
                                                                 -------------
                                                                    2,348,869
                                                                 -------------
HEALTHCARE - 3.2%
    27,500    Amgen, Inc.......................................     2,160,469
    24,300    United Healthcare Corp...........................     1,058,569
                                                                 -------------
                                                                    3,219,038
                                                                 -------------
TECHNOLOGY - 15.4%
    21,900    Adobe Systems, Inc...............................       813,037
    44,200   *Altera Corporation...............................     1,839,825
    17,500    Electronic Data Systems Corp.....................       712,031
    40,700    First Data Corp..................................     1,078,550
    30,100    Hewlett-Packard Co...............................     1,811,644
    52,500    Micron Technology, Inc...........................     1,995,000
    91,800   *National Semiconductor Corp......................     1,164,712
    59,500   *Seagate Technology, Inc..........................     1,569,313
   208,100   *Silicon Graphics.................................     2,341,125

CRABBE HUSON MANAGED INCOME AND EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                               MARKET VALUE
-----------  --------------------------------------------------  -------------
                         COMMON STOCKS - (CONTINUED)
------------------------------------------------------------------------------
TECHNOLOGY - (CONTINUED)
    65,200   *3COM Corp........................................  $  2,351,275
                                                                 -------------
                                                                   15,676,512
                                                                 -------------
TRANSPORTATION - 2.2%
    21,800   *AMR Corp.........................................     1,460,600
    16,700    Union Pacific Corp...............................       795,337
                                                                 -------------
                                                                    2,255,937
                                                                 -------------
UTILITIES - 3.0%
   102,600    Pacificorp.......................................     1,955,812
    34,400    Sonat, Inc.......................................     1,042,750
                                                                 -------------
                                                                    2,998,562
                                                                 -------------
Total Common Stocks                                                58,805,777
                                                                 -------------
  (Cost $54,985,002)
                        SHORT TERM INVESTMENTS - 25.8%
------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.1%
 8,259,000   ABN AMRO Chicago Corp.** 5.380% 11/02/98..........     8,259,000
                                                                 -------------
OTHER INVESTMENTS - 17.7%
17,905,192    Navigator Securities Lending Trust-Prime
                Portfolio 5.320%(a)***.........................    17,905,192
                                                                 -------------
Total Short Term Investments                                       26,164,192
                                                                 -------------
  (Cost $26,164,192)
Total Investments - 121.1%                                        122,790,069
  (Cost $117,101,389)****
Other Assets and Liabilities, Net - (21.1%)                       (21,386,106)
                                                                 -------------
TOTAL NET ASSETS - 100.0%                                        $101,403,963
                                                                 -------------
                                                                 -------------

  *  Non-income producing security.
 ** Repurchase agreement with ABN AMRO dated 10/30/98 due 11/02/98 at 5.380% collateralized by U.S. Treasury Note maturing 03/31/03, with a market value of $8,637,552 (repurchase proceeds $8,262,703).
***  Rate reflects 7 day yield as of October 31, 1998.
**** The aggregate cost for federal income tax purposes is $117,703,766.
     Aggregate gross unrealized appreciation is $9,117,919 and the aggregate gross unrealized depreciation is $4,031,616 resulting in net unrealized appreciation of $5,086,303.
(a) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1998, the market value of the securities on loan is $17,465,088.
See accompanying notes to financial statements.

CRABBE HUSON EQUITY FUND (CHEYX)

INVESTMENT OBJECTIVE: PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF WIDELY AND ACTIVELY TRADED COMMON STOCKS WITH MEDIUM TO LARGE MARKET CAPITALIZATIONS. THE FUND MAY HAVE UP TO 100% OF ITS ASSETS INVESTED IN COMMON STOCKS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
       CRABBE HUSON EQUITY FUND AND THE S&P 500
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                          Equity Fund (A) Pre-Load  Equity Fund (A) Post-Load    S&P 500
Jan-89                                                                     $10,000                     $9,425    $10,000
Dec-89                                                                     $10,500                     $9,896    $11,754
Dec-90                                                                      $8,927                     $8,414    $10,872
Dec-91                                                                     $13,607                    $12,824    $14,514
Dec-92                                                                     $15,303                    $14,423    $15,956
Dec-93                                                                     $19,878                    $18,735    $18,334
Dec-94                                                                     $21,446                    $20,213    $19,038
Dec-95                                                                     $24,313                    $22,915    $24,062
Dec-96                                                                     $27,661                    $26,071    $29,856
Dec-97                                                                     $35,924                    $33,858    $39,434
Dec-98                                                                     $32,303                    $30,445    $48,097
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURNS
                                                                          PRE-LOAD                  POST-LOAD
1 Year:                                                                    -10.08%                    -15.25%
5 Years:                                                                    10.20%                      8.90%
Life of Fund:                                                               12.77%                     12.09%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -9.72% FOR THE FISCAL YEAR AND 7.36% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/3/96. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE EQUITY FUND WITH THE S&P 500 INDEX, A BROAD-BASE INDEX OF STOCKS; THE EQUITY FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75%.

The Crabbe Huson Equity Fund posted a pre-load return of -10.08% for the fiscal year ended October 31, 1998, lagging the S&P 500 Index return of 21.97%. The fund's institutional class of shares returned -9.72% for the same period.

In our previous report, we noted that during the first half of the fiscal year, the fund was very active: we sold positions in telecommunications and cable stocks, after achieving price targets, and replaced them with energy and basic materials issues. We used the August and September market correction to add to the portfolio and buy a few good companies that were out of favor at the time. Though the fund didn't keep pace with the index for the first six months of the fiscal year, we were content with its positioning, as our new issues rebounded nicely from industry difficulties.

While performance for the fund was good in early 1998, as it appeared the Asian crisis might be contained, a second round of global problems surfaced, affecting Russia and potentially Latin America and creating even more fear and uncertainty. In addition, Japan's very public failure to stimulate its economy and solve its banking crisis further aggravated the situation, creating an even wider gap in valuations between the top 50 stocks and the rest of the market. Portfolio managers, in general, sold off all stocks with any sort of question mark around them, including the value and contrarian names. This created a two tiered market with the large capitalization, so called "new nifty fifty," outpacing the average stock in the S&P 500 by a significant amount.

A number of stocks in the Equity Fund portfolio were purchased at value levels last seen during the past two recessions, in 1990 and 1981-82. Stocks that have fallen significantly in value usually provide our investors some measure of protection against a general market decline.

This is a difficult market, yes, but also opportunity. Market volatility has increased to more normal levels in the past few months, favoring stock-pickers. And, for the last two months of the fiscal year, the fund outperformed the S&P
500. Given the low valuations accorded our stocks and the belief that many are indeed discounting a global recession, we believe that investors are starting to comb through the wreckage to find stocks that still have value. In addition, some stocks in the large-cap upper tier are reporting slowing growth or disappointing earnings, as they discover they are not immune to problems around the globe. As we look ahead to 1999, we believe that the portfolio is well positioned for good performance.

/s/ James E. Crabbe                /s/ John E. Maack Jr., CFA
James E. Crabbe                    John E. Maack Jr., CFA

/s/ Marian L. Kessler              /s/ Marian L. Kessler
Marian L. Kessler                  Robert E. Anton

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

      SHARES OR
     FACE VALUE  SECURITIES DESCRIPTION                                          MARKET VALUE
---------------  ------------------------------------------------------------  --------------
                                    COMMON STOCKS - 90.1%
---------------------------------------------------------------------------------------------
BASIC MATERIALS - 7.1%
        56,700    Aluminum Company of America................................  $   4,493,475
       123,800    EI Du Pont De Nemours & Co., Inc...........................      7,118,500
       110,000    Phelps Dodge Corp..........................................      6,338,750
                                                                               --------------
                                                                                  17,950,725
                                                                               --------------
CAPITAL GOODS - 6.3%
        37,200    Lockheed Martin Corp.......................................      4,143,150
       224,400    McDermott International, Inc...............................      6,577,725
        66,700    Northrop Grumman Corp......................................      5,319,325
                                                                               --------------
                                                                                  16,040,200
                                                                               --------------
CONSUMER CYCLICALS - 6.9%
       479,100   *General Nutrition Companies................................      6,976,894
       158,900   *MGM Grand, Inc.............................................      4,151,262
       404,000    Pep Boys-Manny Moe & Jack..................................      6,312,500
                                                                               --------------
                                                                                  17,440,656
                                                                               --------------
CONSUMER STAPLES - 14.2%
       128,300    Avon Products, Inc.........................................      5,091,906
       274,800    Deluxe Corp................................................      8,896,650
       188,500   *MediaOne Group, Inc........................................      7,975,906
        47,500   *Outback Steakhouse, Inc....................................      1,644,688
        70,900    Pepsico, Inc...............................................      2,392,875
       104,200    Philip Morris Co., Inc.....................................      5,327,225
       110,300   *Suiza Foods Corp...........................................      3,598,538
        56,000    Tyson Foods, Inc. - Class A................................      1,288,000
                                                                               --------------
                                                                                  36,215,788
                                                                               --------------
ENERGY - 14.9%
        73,400   *AES Corp...................................................      3,004,812
        95,700    Atlantic Richfield Co......................................      6,591,337
       120,700    Burlington Resources, Inc..................................      4,971,331
        84,900    Enron Oil & Gas............................................      1,416,769
        73,700    Halliburton Co.............................................      2,648,594
       347,200   *Nabors Industries, Inc.....................................      6,423,200
       100,400    Schlumberger, Ltd..........................................      5,271,000
       150,200    Smith International, Inc...................................      5,397,813
       171,800    Union Pacific Resources Group, Inc.........................      2,233,400
                                                                               --------------
                                                                                  37,958,256
                                                                               --------------
FINANCIAL - 3.4%
       155,700    Equity Office Properties...................................      3,736,800
       115,400    Safeco Corp................................................      4,998,263
                                                                               --------------
                                                                                   8,735,063
                                                                               --------------
HEALTHCARE - 5.4%
       121,300    Amgen, Inc.................................................      9,529,631
        95,000    United Healthcare Corp.....................................      4,138,438
                                                                               --------------
                                                                                  13,668,069
                                                                               --------------
TECHNOLOGY - 24.0%
        80,400    Adobe Systems, Inc.........................................      2,984,850
       159,800   *Altera Corp................................................      6,651,675

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

      SHARES OR
     FACE VALUE  SECURITIES DESCRIPTION                                          MARKET VALUE
---------------  ------------------------------------------------------------  --------------
                                 COMMON STOCKS - (CONTINUED)
---------------------------------------------------------------------------------------------
TECHNOLOGY - (CONTINUED)
        72,700    Electronic Data Systems Corp...............................  $   2,957,981
       164,300    First Data Corp............................................      4,353,950
       116,600    Hewlett-Packard Co.........................................      7,017,862
       189,900    Micron Technology, Inc.....................................      7,216,200
       337,900   *National Semiconductor Corp................................      4,287,106
       275,500   *Seagate Technology, Inc....................................      7,266,313
       842,500   *Silicon Graphics...........................................      9,478,125
       244,400   *3COM Corp..................................................      8,813,675
                                                                               --------------
                                                                                  61,027,737
                                                                               --------------
TRANSPORTATION - 3.3%
        78,200   *AMR Corp...................................................      5,239,400
        65,800    Union Pacific Corp.........................................      3,133,725
                                                                               --------------
                                                                                   8,373,125
                                                                               --------------
UTILITIES - 4.6%
       400,900    Pacificorp.................................................      7,642,156
       130,500    Sonat, Inc.................................................      3,955,781
                                                                               --------------
                                                                                  11,597,937
                                                                               --------------
Total Common Stocks                                                              229,007,556
                                                                               --------------
  (Cost $216,355,529)
                               SHORT TERM INVESTMENTS - 19.8%
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.6%
    24,496,000   ABN AMRO Chicago Corp.** 5.380% 11/02/98....................     24,496,000
                                                                               --------------
OTHER INVESTMENTS - 10.2%
    25,885,688    Navigator Securities Lending Trust-Prime Portfolio
                    5.320%(a)***.............................................     25,885,688
                                                                               --------------
Total Short Term Investments                                                      50,381,688
                                                                               --------------
  (Cost $50,381,688)
Total Investments - 109.9%                                                       279,389,244
  (Cost $266,737,217)****
Other Assets and Liabilities, Net - (9.9%)                                       (25,089,149)
                                                                               --------------
TOTAL NET ASSETS - 100.0%                                                      $ 254,300,095
                                                                               --------------
                                                                               --------------

  *  Non-income producing security.
 ** Repurchase agreement with ABN AMRO dated 10/30/98 due 11/02/98 at 5.380% collateralized by U.S. Treasury Note maturing 03/31/03, with a market value of $25,618,776 (repurchase proceeds $24,506,982).
***  Rate reflects 7 day yield as of October 31, 1998.
**** The aggregate cost for federal income tax purposes is $271,383,833.
     Aggregate gross unrealized appreciation is $28,787,921 and the aggregate gross unrealized depreciation is $20,782,510, resulting in net unrealized appreciation of $8,005,411.
(a) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1998, the market value of the securities on loan is $25,284,763.
See accompanying notes to financial statements.

CRABBE HUSON REAL ESTATE INVESTMENT FUND (CHREX)

INVESTMENT OBJECTIVE: TO PROVIDE GROWTH OF CAPITAL AND CURRENT INCOME THROUGH EQUITY SECURITIES OF REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER REAL ESTATE INDUSTRY COMPANIES. UNDER NORMAL CIRCUMSTANCES, AT LEAST 75% OF THE FUND WILL BE INVESTED IN SUCH SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
  CRABBE HUSON REAL ESTATE INVESTMENT FUND (REIT) AND
             THE MORGAN STANLEY REIT INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                           REIT Fund (A) Pre-Load   REIT Fund (A) Post-Load   Morgan Stanley
Apr-94                                                                    $10,000                    $9,425          $10,000
Dec-94                                                                     $9,700                    $9,142           $9,515
Dec-95                                                                    $10,506                    $9,902          $10,550
Dec-96                                                                    $13,176                   $12,418          $13,226
Dec-97                                                                    $17,202                   $16,213          $17,654
Dec-98                                                                    $14,899                   $14,042          $15,262
Fund Inception: 4/1/94
ANNUALIZED TOTAL RETURNS
                                                                         PRE-LOAD                 POST-LOAD
1 Year:                                                                   -13.39%                   -18.37%
Life of Fund:                                                              -9.08%                     7.68%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE REAL ESTATE INVESTMENT FUND WITH THE MORGAN STANLEY REIT INDEX, A BROAD-BASE INDEX OF REAL ESTATE INVESTMENT TRUST SECURITIES; THE REAL ESTATE INVESTMENT FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75%.

In a challenging market environment for contrarian funds, the Crabbe Huson Real Estate Investment Fund positioned itself ahead of its benchmark with a -13.39% pre-load return for the fiscal year 1998. The Morgan Stanley REIT Index returned -13.55% for the same period.

Unlike that of 1997's fiscal year, this year's REIT market behavior has clearly lagged the stock market. Though REITs are also affected by stock market investor fears, many managers believe that the lag could mean the end of a three-year recovery stage. Growth and value managers who tend to stray from their style have somewhat ignored REITs and focused on the top-heavy stock market, unveiling decreased value in the current real estate market.

In an effort to preserve our contrarian focus, we have chosen to maintain a significant portion of the fund's positions throughout this year. As recent performance has improved, our long-term focus has allowed us to be competitive in this fairly new investment environment. We also continue to monitor the popular REITs, like Equity Office and Public Storage. As popular companies are faced with a potential market decline this year, we believe there may be an opportunity to buy these types of companies at attractive prices. Currently, the fund's top sector holdings are office and apartments.

Looking into the next fiscal year, managers are somewhat tentative over expectations of a market comeback. Having concerns about overdevelopment and fear of a possible recessionary period in the back of their minds, investors aren't jumping into the broader market, providing REITs with little room for recovery. However, as recent economic wounds are treated by the Fed's reflationary efforts and big-name stocks lose strength, we think the worst is over. Based on the fund's recent positive performance and impressive returns made for the past four years, we're confident the portfolio will offer a competitive edge to your diversified portfolio in the future.

/s/ John E. Maack Jr., CFA         /s/ Michael B. Stockes
John E. Maack Jr., CFA             Michael B. Stokes

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                            COMMON STOCKS - 92.1%
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 92.1%
APARTMENT - 17.2%
    6,700     Apartment Inventory & Management Co..............  $   234,081
   21,900     Archstone Communities Trust......................      440,738
   19,217     Camden Property Trust............................      516,457
   16,400     Equity Residential Properties Trust..............      688,800
   13,575     Post Properties, Inc.............................      525,183
   20,000     Summit Properties, Inc...........................      352,500
   10,000     Walden Residential Properties, Inc...............      230,625
                                                                 ------------
                                                                   2,988,384
                                                                 ------------
APPAREL MANUFACTURERS - 2.1%
   21,000     Jones Apparel Group, Inc.........................      362,250
                                                                 ------------
DIVERSIFIED - 8.2%
   15,000     AMB Property Corp................................      345,000
   20,000    *Catellus Development Corp........................      275,000
   15,600     Cousins Properties, Inc..........................      446,550
      545    *Vornado Operating Inc............................        3,406
   10,700     Vornado Realty Trust.............................      360,456
                                                                 ------------
                                                                   1,430,412
                                                                 ------------
FINANCE - 1.4%
   34,700     Amresco, Inc.....................................      240,731
                                                                 ------------
HEALTHCARE - 3.6%
    7,325     Healthcare Realty Trust, Inc.....................      171,680
   25,000    *Brookdale Living Communities.....................      456,250
                                                                 ------------
                                                                     627,930
                                                                 ------------
LODGING - 4.2%
   27,000     Host Marriot Corp................................      391,500
   37,800     Patriot American Hospitality, Inc................      335,475
                                                                 ------------
                                                                     726,975
                                                                 ------------
MANUFACTURED HOMES - 4.8%
   18,000     Asset Investors Corp.............................      250,875
   40,800     Commercial Assets, Inc...........................      226,950
   14,700     Manufactured Home Communities....................      366,581
                                                                 ------------
                                                                     844,406
                                                                 ------------
NET LEASE - 2.4%
   30,000     Capital Automotive REIT..........................      423,750
                                                                 ------------
OFFICE/INDUSTRIAL - 25.7%
   27,000     Arden Realty, Inc................................      583,875
   29,300     Brandywine Realty Trust..........................      523,738
   48,900     Equity Office Properties Trust...................    1,173,600
   13,800     First Industrial Realty Trust....................      353,625
   19,200     Liberty Property Trust...........................      441,600
   20,900     Prentiss Properties..............................      431,063
   26,800     Tower Realty Trust...............................      542,700
   14,700     Weeks Corp.......................................      427,219
                                                                 ------------
                                                                   4,477,420
                                                                 ------------
PRIVATE CORRECTIONS - 3.1%
   28,500     Corrections Corp.................................      548,625
                                                                 ------------

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                         COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - (CONTINUED)
REGIONAL MALLS - 6.1%
   21,550     Glimcher Realty Trust............................  $   348,841
   16,140     Simon DeBartolo Property Group, Inc..............      483,191
   17,250     Taubman Centers, Inc.............................      236,109
                                                                 ------------
                                                                   1,068,141
                                                                 ------------
SHOPPING CENTER - 6.5%
   33,400     IRT Property Co..................................      342,350
   23,200     Kranzco Realty Trust.............................      345,100
   30,000     Philips International Realty.....................      444,375
                                                                 ------------
                                                                   1,131,825
                                                                 ------------
STORAGE - 6.8%
   25,700     Public Storage, Inc..............................      685,869
    7,200     Shurgard Storage.................................      193,950
   13,500     Storage Trust Realty.............................      302,906
                                                                 ------------
                                                                   1,182,725
                                                                 ------------
Total Common Stocks                                               16,053,574
                                                                 ------------
  (Cost $16,421,878)
                       SHORT TERM INVESTMENTS - 19.2%
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.6%
1,667,000    ABN AMRO Chicago Corp.** 5.380% 11/02/98..........    1,667,000
                                                                 ------------
OTHER INVESTMENTS - 9.6%
1,670,425     Navigator Securities Lending Trust-Prime
                Portfolio 5.320%(a)***.........................    1,670,425
                                                                 ------------
Total Short Term Investments                                       3,337,425
                                                                 ------------
  (Cost $3,337,425)
Total Investments - 111.3%                                        19,390,999
  (Cost $19,759,303)(b)
Other Assets and Liabilities, Net - (11.3%)                       (1,967,506)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $17,423,493
                                                                 ------------
                                                                 ------------

  *  Non-income producing security.
 ** Repurchase agreement with ABN AMRO., dated 10/30/98, due 11/02/98, at 5.380% collateralized by U.S. Treasury Note maturing 03/31/03, with a market value of $1,743,407 (repurchase proceeds $1,677,747).
***  Rate reflects 7 day yield as of October 31, 1998.
**** The aggregate cost for federal income tax purposes is $19,791,956.
     Aggregate gross unrealized appreciation is $576,771 and the aggregate gross unrealized depreciation is $977,728 resulting in net unrealized depreciation of $400,957.
(a) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1998, the market value of the securities on loan is $1,597,161.
See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND (ORBFX)

INVESTMENT OBJECTIVE: TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OREGON INCOME TAXES AS IS CONSISTENT WITH PRUDENT MANAGEMENT AND PRESERVATION OF CAPITAL. TYPICALLY, THE ONLY TAXABLE INCOME EARNED BY THE FUND IS FROM OVERNIGHT INTEREST ON TEMPORARY CASH. SHARES OF THE FUND ARE AVAILABLE ONLY TO RESIDENTS OF THE STATE OF OREGON.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
       CRABBE HUSON OREGON TAX-FREE FUND AND THE
                 MUNICIPAL BOND INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                          OR Tax-Free Fund (A) Pre-Load   OR Tax-Free Fund (A) Post-Load
Oct-84                                                                          $10,000                           $9,525
Dec-84                                                                          $10,150                           $9,668
Dec-85                                                                          $11,452                          $10,908
Dec-86                                                                          $14,018                          $13,352
Dec-87                                                                          $13,744                          $13,091
Dec-88                                                                          $15,396                          $14,665
Dec-89                                                                          $16,408                          $15,628
Dec-90                                                                          $17,392                          $16,566
Dec-91                                                                          $19,104                          $18,196
Dec-92                                                                          $20,347                          $19,381
Dec-93                                                                          $22,524                          $21,455
Dec-94                                                                          $22,060                          $21,013
Dec-95                                                                          $24,410                          $23,250
Dec-96                                                                          $25,247                          $24,048
Dec-97                                                                          $26,931                          $25,652
Dec-98                                                                          $28,652                          $27,291
Fund Inception: 10/4/84
ANNUALIZED TOTAL RETURNS
                                                                               PRE-LOAD                        POST-LOAD
1 Year:                                                                           6.39%                            1.34%
5 Years:                                                                          4.93%                            3.92%
10 Years:                                                                         6.41%                            5.89%
Life of Fund:                                                                     7.76%                            7.39%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
       CRABBE HUSON OREGON TAX-FREE FUND AND THE
                 MUNICIPAL BOND INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                          Municipal Bond Index
Oct-84                                                                 $10,000
Dec-84                                                                 $10,339
Dec-85                                                                 $12,161
Dec-86                                                                 $14,575
Dec-87                                                                 $14,515
Dec-88                                                                 $16,046
Dec-89                                                                 $17,298
Dec-90                                                                 $18,682
Dec-91                                                                 $20,974
Dec-92                                                                 $22,146
Dec-93                                                                 $25,183
Dec-94                                                                 $24,414
Dec-95                                                                 $27,354
Dec-96                                                                 $29,077
Dec-97                                                                 $31,441
Dec-98                                                                 $34,104
Fund Inception: 10/4/84
ANNUALIZED TOTAL RETURNS
1 Year:
5 Years:
10 Years:
Life of Fund:

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE OREGON TAX-FREE FUND WITH THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASE INDEX OF BONDS; THE CONTRARIAN INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 4.75%.

The Crabbe Huson Oregon Tax-Free(1) Fund's pre-load return for fiscal year 1998 was 6.39%. This compares to the 8.47% return of the Merrill Lynch 7-Year to 12-Year Municipal Index.

The fund's comparison to the index is useful for context; however, it's not an entirely accurate gauge because the index is a composite of municipal bonds from every state, not just from Oregon. Further, the index often includes bonds of lower quality, while the Oregon Tax Free Fund owns only investment-grade issues. Our content focuses on quality: 66% of our bonds are rated AAA or are pre-funded in U.S. Treasury obligations.

Currently, the fund's weighted average maturity is 14.4 years (most municipal bond funds maintain an average maturity in the 10- to 15-year range). The

---------------------
(1) Shareholders may be subject to capital gains, ordinary income, and alternative minimum taxes. Consult your tax advisor.

fund's maturity has extended significantly over the past couple of years to capture the incremental yield provided by longer maturity bonds and to pursue any potential capital appreciation from interest rate declines. Considering the continued increase in returns year over year, we think the change has been worthwhile.

To a large degree, the Oregon municipal market has been immune from the recent volatility in the taxable bond and equity market. Practical opportunities have been driven more by the increased supply of new Oregon issues, rather than credit concerns or interest rate volatility. We have taken advantage of this surge of supply in recent months.

Looking forward, average maturity and portfolio yield will continue to drive relative performance. We feel comfortable currently with an average maturity of about 14 years and will continue to add incremental yield to the portfolio as trading opportunities arise.

/s/ Garth R. Nisbetm, CFA              /s/ Paul C. Rocheleau
Garth R. Nisbet, CFA               Paul C. Rocheleau

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                                                            MARKET VALUE
-----------  --------------------------------------------------------------------------------  ------------
                                      FIXED INCOME SECURITIES - 98.3%
-----------------------------------------------------------------------------------------------------------
EDUCATION - 23.9%
$  15,000     Washington & Clackamas School District 5.000% 1/01/05..........................  $    15,866
  160,000     Marion County Oregon School District 6.000% 11/01/05 (FGIC)....................      180,000
  435,000     Multnomah County School District 5.000% 3/01/07................................      451,608
  335,000     Jackson County Oregon School District 5.200% 6/01/07 (FSA).....................      357,461
  450,000     Josephine County Oregon School District 5.750% 6/01/07 (FGIC)..................      505,692
  950,000     Multnomah County Oregon School District 5.600% 12/01/07 (FGIC).................    1,041,105
  300,000     Yamhill County S.D. #40 6.000% 06/01/08 (FGIC).................................      343,515
  240,000     Lane County Area Education District 4.850% 6/01/08.............................      253,167
  160,000     Marion County Oregon School District 4.850% 6/01/08 (AMBAC)....................      168,497
  295,000     Umatilla County School District 4.750% 6/15/10 (AMBAC).........................      310,591
  100,000     Washington County School District #885 6.100% 6/01/12 (FSA)....................      112,051
  900,000     Washington, Multnomah, & Yamhill School Dist #1J 5.000% 11/1/14................      936,315
1,000,000     Marion County Oregon School District #103 5.000% 11/1/15.......................    1,032,480
  400,000     Washington County School District #48J 5.000% 8/1/17...........................      403,352
                                                                                               ------------
                                                                                                 6,111,700
                                                                                               ------------
HEALTH & HOSPITAL - 6.9%
  258,000     St. Charles Memorial Hospital 6.75% 1/01/06....................................      282,056
1,000,000     Medford Hospital Facility Authority Revenue 5.125% 08/15/28....................      994,620
  500,000     Benton County Oregon Hospital Facility 5.125% 10/01/28.........................      492,080
                                                                                               ------------
                                                                                                 1,768,756
                                                                                               ------------
MISCELLANEOUS - 9.3%
  100,000     State of Oregon G.O. 9.000% 4/01/03............................................      121,194
  175,000     State of Oregon G.O. 7.200% 7/01/04............................................      204,670
  205,000     State of Oregon G.O. 8.200% 7/01/04............................................      249,991
  110,000     State of Oregon G.O. 6.000% 8/01/04............................................      120,365
  355,000     State of Oregon G.O. 6.750% 5/01/05............................................      412,396
  250,000     State of Oregon G.O. (Veterans) 7.250% 7/01/06.................................      303,503
  200,000     State of Oregon G.O. 7.250% 1/01/07............................................      244,388
  200,000     State of Oregon G.O. (Veterans) 8.250% 1/01/07.................................      258,028
  100,000     State of Oregon G.O. (Alt Energy) 6.400% 1/01/08...............................      100,523
  180,000     State of Oregon G.O. 9.200% 4/01/08............................................      250,333

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                                                            MARKET VALUE
-----------  --------------------------------------------------------------------------------  ------------
                                   FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------------------------------
MISCELLANEOUS - (CONTINUED)
$ 100,000     Oregon State Veterans Welfare 5.550% 4/01/09...................................  $   110,731
                                                                                               ------------
                                                                                                 2,376,122
                                                                                               ------------
OTHER REVENUE BOND - 26.8%
  765,000     Salem Educational Facility (Revenue) 6.000% 4/01/10............................      831,769
  665,000     Oregon State Dept. Admin. Svcs Lottery Rev 4.750% 4/1/13 (FSA).................      670,227
  300,000     Oregon State Housing & Community SVCS. Dept.Mtg 5.150% 7/1/13..................      307,911
  500,000     Puerto Rico Commonwealth Infrastructure 5.000% 7/1/13 (AMBAC)..................      518,615
  300,000     Puerto Rico Public Buildings Authority Revenue 5.000% 7/1/13 (MBIA)............      310,779
1,000,000     Multnomah County OR Education Facilities Rev 5.150% 4/1/14 (AMBAC).............    1,039,620
  500,000     Puerto Rico Electric Power Authority Revenue 5.250% 7/1/14 (MBIA)..............      526,750
  500,000     Clackamas Oregon Community College 5.400% 06/01/15 (MBIA)......................      534,895
  110,000     Oregon State Housing & Community SVCS. Dept.Mtg 5.150% 7/01/15.................      112,023
  500,000     Molalla Oregon Water Revenue 5.200% 8/1/17 (FSA)...............................      524,025
1,000,000     Portland Housing Authority Revenue 5.000% 01/1/19..............................      987,420
  500,000     Puerto Rico Electric Power Authority Revenue 5.250% 7/1/21 (MBIA)..............      489,100
                                                                                               ------------
                                                                                                 6,853,134
                                                                                               ------------
PUBLIC IMPROVEMENTS - 17.1%
  300,000     Salem Oregon Series A 5.875% 01/1/07...........................................      315,528
  400,000     Metro Oregon Open Spaces Program 4.900% 9/01/07................................      421,324
  160,000     Portland Oregon Building Service 4.750% 4/01/08................................      164,355
  150,000     Metro Oregon Regional Center 5.000% 8/1/10.....................................      155,228
  135,000     Bend County Oregon Library Service District 5.375% 6/1/11 (AMBAC)..............      145,664
  250,000     Oregon Deschutes County 4.750% 12/01/12........................................      254,405
  750,000     Salem-Keizer Oregon School District #24J 4.875% 6/1/14.........................      758,850
1,000,000     Tualatin Hills Park & Recreationa District 5.750% 03/1/15......................    1,116,310
1,000,000     Northern Oregon Corrections 5.400% 9/15/16 (AMBAC).............................    1,048,340
                                                                                               ------------
                                                                                                 4,380,004
                                                                                               ------------
REFUNDING BONDS - 8.3%
  400,000     Oregon State Department General Services 6.100% 9/01/06........................      434,752
  350,000     Washington County Oregon United Sewer 5.900% 10/1/06...........................      386,471
$ 265,000     Canby Oregon Sewer Revenue 5.1500% 12/01/14 (FSA)..............................  $   279,845

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                                                            MARKET VALUE
-----------  --------------------------------------------------------------------------------  ------------
                                   FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------------------------------
REFUNDING BONDS - (CONTINUED)
  500,000     Clackamas & Washington Counties School District #003 5.150% 6/1/14.............      516,690
  485,000     Oregon City Oregon Sewer 5.200% 10/01/15 (FGIC)................................      512,325
                                                                                               ------------
                                                                                                 2,130,083
                                                                                               ------------
SEWER AND WATER - 3.4%
  140,000     McMinnville Sewer System 4.700% 2/01/07 (FGIC).................................      145,841
  100,000     Portland Oregon Sewer System Revenue 5.100% 8/01/08............................      105,125
  100,000     Portland Oregon Sewer System Revenue 5.150% 3/01/08............................      103,845
  500,000     McMinnville Sewer System 5.000% 2/01/14 (FGIC).................................      509,400
                                                                                               ------------
                                                                                                   864,211
                                                                                               ------------
TRANSPORTATION - 2.6%
  300,000     PR Puerto Rico Commonwealth 5.5000% 7/1/12.....................................      333,282
  310,000     PR Puerto Rico Commonwealth 5.5000% 7/1/14.....................................      341,620
                                                                                               ------------
                                                                                                   674,902
                                                                                               ------------

Total Fixed Income Securities                                                                   25,158,912
                                                                                               ------------
  (Cost $23,800,544)
                                       SHORT TERM INVESTMENT - 0.7%
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.7%
  177,312     DreyfusTax-Exempt Cash Management Fund 3.100%*.................................      177,312
                                                                                               ------------

Total Investments - 99.0%                                                                       25,336,224
  (Cost $23,977,856)**
Other Assets and Liabilities, Net - 1.0%                                                           255,165
                                                                                               ------------

TOTAL NET ASSETS - 100.0%                                                                      $25,591,389
                                                                                               ------------
                                                                                               ------------

AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
G.O. - General Obligation
MBIA - Municipal Bond Insurance Assoc.

  *  Rate reflects 7 day yield as of October 31, 1998.
 ** The aggregate cost for federal income tax purposes is identical. Aggregate gross unrealized appreciation is $1,360,944 and the aggregate gross unrealized depreciation is $2,576, resulting in net unrealized appreciation of $1,358,368.
See accompanying notes to financial statements.

CRABBE HUSON CONTRARIAN INCOME FUND (CHINX)

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME THROUGH A DIVERSIFIED PORTFOLIO OF FIXED-INCOME SECURITIES, INCLUDING CONVERTIBLE BONDS AND DEBENTURES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN THE CRABBE HUSON CONTRARIAN INCOME FUND
 AND THE LEHMAN BROTHERS GOVT/CORP BOND INDEX (LBGC)
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                        Income Fund (A) Pre-Load   Income Fund (A) Post-Load       LBGC
Jan-89                                                                   $10,000                      $9,525    $10,000
Dec-89                                                                   $10,772                     $10,260    $11,156
Dec-90                                                                   $11,249                     $10,715    $11,763
Dec-91                                                                   $12,769                     $12,162    $13,578
Dec-92                                                                   $14,014                     $13,348    $15,006
Dec-93                                                                   $15,094                     $14,377    $17,052
Dec-94                                                                   $14,684                     $13,986    $16,240
Dec-95                                                                   $16,434                     $15,654    $18,889
Dec-96                                                                   $17,246                     $16,427    $19,907
Dec-97                                                                   $19,014                     $18,111    $21,661
Dec-98                                                                   $21,145                     $20,141    $23,887
Fund Inception: 1/31/89
Annualized Total Returns
                                                                        PRE-LOAD                   POST-LOAD
1 Year:                                                                   11.21%                       5.92%
5 Years:                                                                   8.97%                       5.94%
Life of Fund:                                                              7.99%                       7.44%

HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -0.45% SINCE ITS INCEPTION DATE OF 10/19/98. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS ON SALE. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE CONTRARIAN INCOME FUND WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, A BROAD-BASE INDEX OF BONDS; THE CONTRARIAN INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

PRE-LOAD RETURNS AND INSTITUTIONAL RETURNS DO NOT INCUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. POST-LOAD (CLASS A) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75%.

The Crabbe Huson Contrarian Income Fund's return for fiscal year 1998 was 11.21% (pre-load), outpacing the Lehman Brothers Government/Corporate Bond Index, which returned 10.28%.

The Crabbe Huson Contrarian Income Fund has posted excellent performance numbers this year. In fact, returns of 14.84% and 10.05% one-year and year-to-date (as of September 30, 1998), respectively, have classified it as one of the most attractive bond funds nationwide. Morningstar, tracking the fund's performance since its inception in January 1989, recently added another star to its current three-year rating, giving us four stars, and has kept the fund first on its list for the past two quarters.(1) Also, the fund has been a "Top 15 Fund" monthly in the WALL STREET JOURNAL (Lipper "A-Rated" bond funds list) since November 1997.

-------------------
(1) Current Morningstar percentile rankings* and proprietary ratings** for the Crabbe Huson Contrarian Income Fund are: 1-year, 1st percentile, no rating available; 3-year, 2nd percentile, 4 stars; 5-year, 8th percentile, 3 stars; overall rating is 3 stars.

Signs of lower inflation were visible to us in late 1996 as the price of gold was declining in the face of rising (and restrictive) interest rates. As contrarians, we purchased longer maturity bonds in an environment when the bond market was anticipating higher rates and the Fed was raising short-term rates. Similarly, we avoided lower quality bonds during an environment when risk spreads were very narrow and unattractive.

Interestingly, the reverse is now true. Most observers believe that interest rates will fall and that inflation will decline. The Fed is lowering (easing) interest rates. Credit spreads have widened to levels not seen in ten years. As contrarians, we have neutralized our maturity versus the index (the fund's average maturity now stands at 8.7 years, down from 14.7 six months ago), and we have begun to add lower quality, higher yielding bonds to the portfolio.

We believe this strategy will add incremental value over time, and we will continue to monitor the current macroeconomic battle between the mighty forces of disinflation and the governmental policies of monetary ease.

/s/ Garth R. Nisbet, CFA           /s/ Paul C. Rocheleau
Garth R. Nisbet, CFA               Paul C. Rocheleau

------------------------
* Morningstar's intermediate-term corporate bond rankings for the Crabbe Huson Contrarian Income Fund for the period ending 9/30/98 are as follows: 5-year, 28 out of 214 funds; 3-year, 9 out of 350 funds; 1-year, 2 out of 469 funds; and YTD, 4 out of 492 funds.

** Morningstar proprietary ratings reflect historical risk-adjusted performance as of the most recent month-end shown. The ratings are subject to change every month. Past performance is no guarantee of future results.

CRABBE HUSON CONTRARIAN INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                       FIXED INCOME SECURITIES - 97.7%
-----------------------------------------------------------------------------
AGENCY - 5.3%
$  50,000     Interamerican Development Bank 6.125% 3/08/06....  $    52,750
  100,000     Federal National Mortgage Association 6.580%
                5/14/08........................................      102,578
  300,000     Federal National Mortgage Association 6.000%
                5/15/08........................................      318,000
                                                                 ------------
                                                                     473,328
                                                                 ------------
ASSET-BACKED - 0.3%
   30,000     Green Tree Financial 6.540% 7/15/19..............       30,462
                                                                 ------------
CORPORATE BONDS - 34.3%
  100,000     Travelers Group, Inc. 7.125% 8/01/99.............      100,925
  100,000     Upjohn Co. 5.875% 4/15/00........................      101,614
  100,000     Household Finance Corp. 6.000% 5/08/00...........      100,641
  100,000     Pepsico, Inc. 5.875% 6/01/00.....................      102,131
  100,000     American Express Credit 6.500% 8/01/00...........      102,825
  100,000     Ford Motor Credit Co. 6.250% 11/08/00............      101,763
  100,000     WMX Technologies 6.700% 5/01/01..................      102,238
  100,000     Merrill Lynch & Co. 6.020% 5/11/01...............      101,138
   50,000     IBM Corp. 5.945% 5/14/01.........................       51,131
  100,000     GMAC 9.000% 10/15/02.............................      112,314
   50,000     IBM Corp. 7.250% 11/01/02........................       54,148
  100,000     Sears Roebuck Acceptance Corp. 6.930% 11/15/02...      104,970
  100,000     American General Finance Corp. 6.200% 3/15/03....      102,247
  100,000     JP Morgan & Co. 7.625% 9/15/04...................      107,877
   50,000     SBC Communications 6.250% 3/01/05................       52,070
  100,000     Ryder System, Inc. 6.500% 5/15/05................      102,313
   75,000     CBS Corp. 7.150% 5/20/05.........................       75,836
  100,000     Anheuser Busch 7.000% 9/01/05....................      106,140
  100,000     US West Communications 6.625% 9/15/05............      106,823
   50,000     Bear Stearns Co. 6.875% 10/01/05.................       51,097
   50,000     Snap-on, Inc. 6.625% 10/01/05....................       53,268
   50,000     Walt Disney Co. 6.750% 3/30/06...................       54,519
   50,000     Sysco Corp. 7.000% 5/01/06.......................       54,909
  100,000     EI Du Pont De Nemours & Co., Inc. 8.250%
                9/15/06........................................      118,127
   50,000     Wal-Mart Stores 8.000% 9/15/06...................       58,692
  100,000     Campbell Soup Company 6.900% 10/15/06............      110,675
   50,000     Eli Lilly 8.375% 12/01/06........................       59,485
  100,000     AT&T Corp. 7.750% 3/01/07........................      114,746
   50,000     GTE South 6.000% 2/15/08.........................       51,371
   50,000     Lincoln National Corp. 6.500% 3/15/08............       50,465
  100,000     Cooper Industries, Inc. 6.375% 5/08/08...........      102,572
  100,000     Hertz Corp. 6.625% 5/15/08.......................      101,830
   75,000     Owens-Illinois, Inc. 7.350% 5/15/08..............       74,919
  100,000     Pacificorp 6.375% 5/15/08........................      104,793
  100,000     Kroger Co. 7.000% 5/01/18........................       97,056
                                                                 ------------
                                                                   3,047,668
                                                                 ------------

CRABBE HUSON CONTRARIAN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                    FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES - 18.4%
$  68,027     Federal National Mortgage Association Pool
                #030333 9.250% 9/01/16.........................  $    71,854
   65,692     Federal Home Loan Mortgage Corp Pool #302029
                9.500% 10/01/16................................       70,552
   87,995     Federal Home Loan Mortgage Corp Pool #303033
                9.000% 4/01/17.................................       93,357
   85,448     Federal Home Loan Mortgage Corp Pool #301538
                10.000% 7/01/17................................       92,804
   92,534     Federal Home Loan Mortgage Corp Pool #C80344
                7.500% 09/01/25................................       95,975
  117,182     Federal Home Loan Mortgage Corp Pool #D65456
                7.000% 11/01/25................................      121,137
  129,554     Federal Home Loan Mortgage Corp Pool #C80409
                8.000% 06/01/26................................      135,545
  239,088     Government National Mortgage Association Pool
                #780651 7.000% 10/15/27........................      244,767
  299,198     Government National Mortgage Association Pool
                #158759 7.000% 6/15/28.........................      306,304
  400,000     Government National Mortgage Association Pool
                #476714 6.500% 11/15/28........................      404,372
                                                                 ------------
                                                                   1,636,667
                                                                 ------------
U.S. GOVERNMENT BONDS - 39.4%
   20,000     U.S. Treasury Note 5.625% 4/30/00................       20,362
   10,000     U.S. Treasury Note 5.500% 5/31/00................       10,173
  725,000     U.S. Treasury Note 5.375% 7/31/00................      737,804
1,175,000     U.S. Treasury Note 5.125% 8/31/00................    1,192,073
  205,000     U.S. Treasury Note 4.500% 9/30/00................      206,089
  300,000     U.S. Treasury Bond 6.500% 11/15/26...............      349,173
  100,000     U.S. Treasury Bond 6.625% 2/15/27................      118,406
  445,000     U.S. Treasury Bond 6.125% 11/15/27...............      500,763
  355,000     U.S. Treasury Bond 5.500% 8/15/28................      373,581
                                                                 ------------
                                                                   3,508,424
                                                                 ------------
Total Fixed Income Securities                                      8,696,549
                                                                 ------------
  (Cost $8,447,597)

CRABBE HUSON CONTRARIAN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

October 31, 1998

  SHARES OR
 FACE VALUE  SECURITIES DESCRIPTION                              MARKET VALUE
-----------  --------------------------------------------------  ------------
                       SHORT TERM INVESTMENTS - 19.7%
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.3%
$ 558,000    ABN AMRO Chicago Corp.* 5.380% 11/02/98...........  $   558,000
                                                                 ------------
OTHER INVESTMENTS - 13.4%
1,194,996     Navigator Securities Lending Trust-Prime
                Portfolio 5.320% (a)**.........................    1,194,996
                                                                 ------------

Total Short Term Investments                                       1,752,996
                                                                 ------------
  (Cost $1,752,996)
Total Investments - 117.4%                                        10,449,545
  (Cost $10,200,593)***
Other Assets and Liabilities, Net - (17.4%)                       (1,550,884)
                                                                 ------------

TOTAL NET ASSETS - 100.0%                                        $ 8,898,661
                                                                 ------------
                                                                 ------------

  * Repurchase agreement with ABN AMRO dated 10/30/98 due 11/02/98 at 5.380%, collateralized by U.S. Treasury Note maturing 3/31/03, with a market value of $583,576 (repurchase proceeds $558,250).
 **  Rate reflects 7 day yield as of October 31, 1998.
*** The aggregate cost for federal income tax purposes is identical. Aggregate gross unrealized appreciation is $268,435 and the aggregate gross unrealized depreciation is $19,483, resulting in net unrealized appreciation of $248,952.
(a) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1998, the market value of the securities on loan is $1,166,613.
See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1998

                                             THE CRABBE         CRABBE HUSON
                                            HUSON SPECIAL         SMALL CAP
                                             FUND, INC.             FUND
                                          -----------------     -------------
ASSETS:
Investment securities, at market (Note
  1)                                        $ 108,281,443       $ 94,518,319
Investment in affiliate, at market (Note
  1)                                            1,268,389                 --
Deposits with brokers for securities
  sold short (Note 1)                           5,271,476                 --
Cash                                                   --                 --
Receivables:
  Dividends and interest                            5,223             43,873
  Expense reimbursement due from Advisor           37,914             69,449
  Fund shares sold                                     --             15,594
  Investment securities sold                           --                 --
Organization expenses (Note 1)                         --             86,359
Other                                               9,675              4,343
                                          -----------------     -------------
                                            $ 114,874,120       $ 94,737,937
                                          -----------------     -------------
LIABILITIES:
Securities sold short, at market
  (proceeds of $6,457,686) (Note 1)             5,215,894                 --
Payables:
  Due to custodian bank                                --                 --
  Loan Payable                                  4,154,233            376,389
  Investment securities purchased                      --                 --
  Fund shares redeemed                            575,741            125,623
  Deposits for securities loaned (Note
    1)                                                 --         17,191,987
  Income dividend                                   8,071                 --
  Due to Broker - variation margin                169,306                 --
Accrued expenses:
  Due to Advisor                                   51,488             30,635
  Due to Administrator                             93,385              7,036
  12b-1 fees                                       18,841                 --
Other                                              83,471              5,203
                                          -----------------     -------------
                                               10,370,430         17,736,873
                                          -----------------     -------------
NET ASSETS:                                 $ 104,503,690       $ 77,001,064
                                          -----------------     -------------
                                          -----------------     -------------
NET ASSETS CONSIST OF:
  Capital paid in                             176,972,250        120,335,313
  Undistributed (distributed in excess
    of) net investment income                      (8,072)                --
  Undistributed net realized gain (loss)
    on investments                            (21,214,027)           193,222
  Net unrealized appreciation
    (depreciation) on investments and
    short sales                               (51,246,461)       (43,527,471)
                                          -----------------     -------------
                                            $ 104,503,690       $ 77,001,064
                                          -----------------     -------------
                                          -----------------     -------------
CLASS A
  Net Assets                                $ 104,503,690       $ 14,461,877
  Shares outstanding (Note 3)                  12,908,712          1,672,006
                                          -----------------     -------------
                                          -----------------     -------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                     $        8.10       $       8.65
                                          -----------------     -------------
                                          -----------------     -------------
MAXIMUM OFFERING PRICE PER SHARE (NAV/
  (1 - SALES LOAD))                         $        8.59       $       9.18
                                          -----------------     -------------
                                          -----------------     -------------
CLASS I
  Net Assets                                           --       $ 62,539,187
  Shares outstanding (Note 3)                          --          7,207,509
                                          -----------------     -------------
                                          -----------------     -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                      --       $       8.68
                                          -----------------     -------------
                                          -----------------     -------------
INVESTMENTS, AT COST (Note 4)               $ 162,038,085       $138,045,790

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                             CRABBE HUSON                          CRABBE HUSON       CRABBE HUSON
                                                MANAGED                             REAL ESTATE          OREGON
                                               INCOME &         CRABBE HUSON        INVESTMENT          TAX-FREE
                                              EQUITY FUND        EQUITY FUND           FUND               FUND
                                             -------------      -------------      -------------      -------------
ASSETS:
Investment securities, at market (Note
  1)                                         $122,790,069       $279,389,244       $ 19,390,999       $ 25,336,224
Investment in affiliate, at market (Note
  1)                                                   --                 --                 --                 --
Deposits with brokers for securities
  sold short (Note 1)                                  --                 --                 --
Cash                                               26,102             79,774
Receivables:
  Dividends and interest                          548,023            141,709             21,455            353,070
  Expense reimbursement due from Advisor           45,786             20,788             44,901                 --
  Fund shares sold                                  1,003            806,637                278                 75
  Investment securities sold                    1,861,637          7,228,846            674,195                 --
Organization expenses (Note 1)                      3,844              2,494             14,318                 --
Other                                               5,813             28,280                941                539
                                             -------------      -------------      -------------      -------------
                                             $125,282,277       $287,697,772       $ 20,147,087       $ 25,689,908
                                             -------------      -------------      -------------      -------------
LIABILITIES:
Securities sold short, at market
  (proceeds of $6,457,686) (Note 1)                    --                 --                 --
Payables:
  Due to custodian bank                                --                 --             28,132                 --
  Loan Payable                                         --                 --
  Investment securities purchased               1,193,695          6,545,343            993,005                 --
  Fund shares redeemed                          4,711,410            808,825             10,209             49,306
  Deposits for securities loaned (Note
    1)                                         17,905,192         25,885,688          1,670,425                 --
  Income dividend                                      --                 --                 --             27,599
  Due to Broker - variation margin                     --                 --                 --              5,673
Accrued expenses:
  Due to Advisor                                   42,437             95,781              7,240              5,315
  Due to Administrator                             12,218             37,736              6,401              4,996
  12b-1 fees                                        5,825             19,861              3,636              2,224
Other                                               7,537              4,443              4,546              3,406
                                             -------------      -------------      -------------      -------------
                                               23,878,314         33,397,677          2,723,594             98,519
                                             -------------      -------------      -------------      -------------
NET ASSETS:                                  $101,403,963       $254,300,095       $ 17,423,493       $ 25,591,389
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
NET ASSETS CONSIST OF:
  Capital paid in                              93,899,345        236,810,410         17,443,359         23,440,904
  Undistributed (distributed in excess
    of) net investment income                     316,366          1,172,132             98,585            183,251
  Undistributed net realized gain (loss)
    on investments                              1,499,572          3,665,526            249,853            608,866
  Net unrealized appreciation
    (depreciation) on investments and
    short sales                                 5,688,680         12,652,027           (368,304)         1,358,368
                                             -------------      -------------      -------------      -------------
                                             $101,403,963       $254,300,095       $ 17,423,493       $ 25,591,389
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
CLASS A
  Net Assets                                 $ 67,680,842       $226,628,365       $ 17,423,493       $ 25,591,389
  Shares outstanding (Note 3)                   5,284,441         13,650,094          1,669,684          1,964,202
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                      $      12.81       $      16.60       $      10.44       $      13.03
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
MAXIMUM OFFERING PRICE PER SHARE (NAV/
  (1 - SALES LOAD))                          $      13.45       $      17.61       $      11.08       $      13.68
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
CLASS I
  Net Assets                                 $ 33,723,121       $ 27,671,730                 --                 --
  Shares outstanding (Note 3)                   2,632,094          1,661,751                 --                 --
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                            $      12.81       $      16.65                 --                 --
                                             -------------      -------------      -------------      -------------
                                             -------------      -------------      -------------      -------------
INVESTMENTS, AT COST (Note 4)                $117,101,389       $266,737,217       $ 19,759,303       $ 23,977,856

                                          CRABBE HUSON
                                           CONTRARIAN
                                             INCOME
                                              FUND
                                          -------------
ASSETS:
Investment securities, at market (Note
  1)                                      $ 10,449,545
Investment in affiliate, at market (Note
  1)                                                --
Deposits with brokers for securities
  sold short (Note 1)
Cash
Receivables:
  Dividends and interest                       127,724
  Expense reimbursement due from Advisor        24,641
  Fund shares sold                                  --
  Investment securities sold                     4,386
Organization expenses (Note 1)                      --
Other                                               83
                                          -------------
                                          $ 10,606,379
                                          -------------
LIABILITIES:
Securities sold short, at market
  (proceeds of $6,457,686) (Note 1)
Payables:
  Due to custodian bank                         74,129
  Loan Payable
  Investment securities purchased              406,478
  Fund shares redeemed                          21,638
  Deposits for securities loaned (Note
    1)                                       1,194,996
  Income dividend                                   --
  Due to Broker - variation margin                  --
Accrued expenses:
  Due to Advisor                                 2,817
  Due to Administrator                           3,206
  12b-1 fees                                       787
Other                                            3,667
                                          -------------
                                             1,707,718
                                          -------------
NET ASSETS:                               $  8,898,661
                                          -------------
                                          -------------
NET ASSETS CONSIST OF:
  Capital paid in                            8,505,183
  Undistributed (distributed in excess
    of) net investment income                    2,770
  Undistributed net realized gain (loss)
    on investments                             141,756
  Net unrealized appreciation
    (depreciation) on investments and
    short sales                                248,952
                                          -------------
                                          $  8,898,661
                                          -------------
                                          -------------
CLASS A
  Net Assets                              $  8,799,055
  Shares outstanding (Note 3)                  808,819
                                          -------------
                                          -------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                   $      10.88
                                          -------------
                                          -------------
MAXIMUM OFFERING PRICE PER SHARE (NAV/
  (1 - SALES LOAD))                       $      11.54
                                          -------------
                                          -------------
CLASS I
  Net Assets                              $     99,606
  Shares outstanding (Note 3)                    9,134
                                          -------------
                                          -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                         $      10.90
                                          -------------
                                          -------------
INVESTMENTS, AT COST (Note 4)             $ 10,200,593

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS

Year ended October 31, 1998

                                             THE CRABBE          CRABBE HUSON
                                            HUSON SPECIAL          SMALL CAP
                                             FUND, INC.              FUND
                                          -----------------     ---------------
INVESTMENT INCOME
  Interest                                  $   3,280,828       $      410,666
  Securities Lending                              199,867               60,184
  Dividends (net of foreign tax withheld
    of none, none $7,373, $40,495, none,
    none and none)                              1,241,796              396,787
                                          -----------------     ---------------
                                                4,722,491              867,637
                                          -----------------     ---------------
EXPENSES
  Investment advisory fees (Note 2)             2,241,313            1,159,630
  12b-1 fees - Class A (Note 2)                   607,806               76,898
  Bookkeeping fees (Note 2)                        39,952               13,526
  Transfer agent - Class A (Note 2)               593,051               63,367
               Class I (Note 2)                        --               27,865
  Administration (Note 2)                         113,728               63,899
  Printing & Postage                              152,117               11,990
  Custody                                         143,359               58,348
  Legal                                             7,351                3,703
  Interest                                        481,658                6,329
  Auditing                                         28,361               11,402
  Insurance                                        16,744                4,263
  Trustees fees (Note 2)                           22,043                9,396
  Registration fees                                60,129               42,387
  Amortization of organization expenses
    - Class A                                          --               24,051
  Short sale dividend                             192,883                   --
  Miscellaneous                                    46,578               14,696
                                          -----------------     ---------------
                                                4,747,073            1,591,750
  Fees and expenses waived or borne by
    Investment advisor/administrator
    (Note 2)                                     (833,939)            (269,238)
  Fees paid indirectly                                 --                   --
                                          -----------------     ---------------
NET EXPENSES                                    3,913,134            1,322,512
                                          -----------------     ---------------
NET INVESTMENT INCOME                             809,357             (454,875)
                                          -----------------     ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments             41,061,041              311,050
  Net realized loss on closed short
    sales                                     (59,279,457)                  --
  Net change in unrealized appreciation
    (depreciation) of investments and
    short sales                              (102,586,857)         (53,349,009)
                                          -----------------     ---------------
NET GAIN (LOSS) ON INVESTMENTS               (120,805,273)         (53,037,959)
                                          -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(119,995,916)      $  (53,492,834)
                                          -----------------     ---------------
                                          -----------------     ---------------

(a)  Computes to less than $1.
See accompanying notes to financial statements.

---------------------------------------------------------------------

                                              CRABBE HUSON                              CRABBE HUSON
                                                 MANAGED                                 REAL ESTATE         CRABBE HUSON
                                                INCOME &           CRABBE HUSON          INVESTMENT         OREGON TAX-FREE
                                               EQUITY FUND          EQUITY FUND             FUND                 FUND
                                             ---------------      ---------------      ---------------      ---------------
INVESTMENT INCOME
  Interest                                   $    3,226,783       $      788,404       $       70,010       $    1,345,768
  Securities Lending                                 86,892              271,871               20,939                   --
  Dividends (net of foreign tax withheld
    of none, none $7,373, $40,495, none,
    none and none)                                1,064,902            5,509,575            1,300,856                   --
                                             ---------------      ---------------      ---------------      ---------------
                                                  4,378,577            6,569,850            1,391,805            1,345,768
                                             ---------------      ---------------      ---------------      ---------------
EXPENSES
  Investment advisory fees (Note 2)               1,185,212            3,300,790              267,032              131,687
  12b-1 fees - Class A (Note 2)                     176,242              849,175               68,694               45,080
  Bookkeeping fees (Note 2)                          16,207               41,156                5,179                4,165
  Transfer agent - Class A (Note 2)                  81,143              356,731               42,926               30,920
               Class I (Note 2)                      21,239               19,030                   --                   --
  Administration (Note 2)                            61,413              172,324               10,918               10,821
  Printing & Postage                                 12,323               55,797                4,267                2,568
  Custody                                            77,222              139,698               23,059               24,106
  Legal                                               2,015                6,218                  459                  184
  Interest                                               50               28,488                  521                  484
  Auditing                                            9,179               23,983                2,389                2,062
  Insurance                                           6,142               19,944                1,507                1,249
  Trustees fees (Note 2)                              8,487               25,994                2,292                1,881
  Registration fees                                  56,908               59,907               50,195                1,832
  Amortization of organization expenses
    - Class A                                         1,230                2,529               31,983                   --
  Short sale dividend                                    --                   --                   --                   --
  Miscellaneous                                       7,673                3,234                3,227                3,169
                                             ---------------      ---------------      ---------------      ---------------
                                                  1,722,685            5,104,998              514,648              260,208
  Fees and expenses waived or borne by
    Investment advisor/administrator
    (Note 2)                                       (223,872)            (136,336)            (113,637)              (1,696)
  Fees paid indirectly                               (1,001)             (30,663)                  --                   --
                                             ---------------      ---------------      ---------------      ---------------
NET EXPENSES                                      1,497,812            4,937,999              401,011              258,512
                                             ---------------      ---------------      ---------------      ---------------
NET INVESTMENT INCOME                             2,880,765            1,631,851              990,794            1,087,256
                                             ---------------      ---------------      ---------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                1,965,514            8,001,428              296,927              675,948
  Net realized loss on closed short
    sales                                                --                   --                   --                   --
  Net change in unrealized appreciation
    (depreciation) of investments and
    short sales                                  (5,596,448)         (44,543,545)          (4,584,901)             (80,976)
                                             ---------------      ---------------      ---------------      ---------------
NET GAIN (LOSS) ON INVESTMENTS                   (3,630,934)         (36,542,117)          (4,287,974)             594,972
                                             ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $     (750,169)      $  (34,910,266)      $   (3,297,180)      $    1,682,228
                                             ---------------      ---------------      ---------------      ---------------
                                             ---------------      ---------------      ---------------      ---------------

                                           CRABBE HUSON
                                            CONTRARIAN
                                              INCOME
                                               FUND
                                          ---------------
INVESTMENT INCOME
  Interest                                $      333,237
  Securities Lending                               3,536
  Dividends (net of foreign tax withheld
    of none, none $7,373, $40,495, none,
    none and none)                                    --
                                          ---------------
                                                 336,773
                                          ---------------
EXPENSES
  Investment advisory fees (Note 2)               40,875
  12b-1 fees - Class A (Note 2)                   13,192
  Bookkeeping fees (Note 2)                        2,524
  Transfer agent - Class A (Note 2)               21,989
               Class I (Note 2)                       (a)
  Administration (Note 2)                          2,347
  Printing & Postage                                 878
  Custody                                         14,597
  Legal                                               85
  Interest                                            49
  Auditing                                         1,114
  Insurance                                          176
  Trustees fees (Note 2)                             413
  Registration fees                               29,608
  Amortization of organization expenses
    - Class A                                         --
  Short sale dividend                                 --
  Miscellaneous                                    1,113
                                          ---------------
                                                 128,960
  Fees and expenses waived or borne by
    Investment advisor/administrator
    (Note 2)                                     (85,520)
  Fees paid indirectly                                --
                                          ---------------
NET EXPENSES                                      43,440
                                          ---------------
NET INVESTMENT INCOME                            293,333
                                          ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments               221,484
  Net realized loss on closed short
    sales                                             --
  Net change in unrealized appreciation
    (depreciation) of investments and
    short sales                                  115,514
                                          ---------------
NET GAIN (LOSS) ON INVESTMENTS                   336,998
                                          ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $      630,331
                                          ---------------
                                          ---------------

(a)  Computes to less than $1.
See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                     THE CRABBE HUSON
                                                    SPECIAL FUND, INC.
                                          ---------------------------------------
                                                                    YEAR ENDED
                                              YEAR ENDED            OCTOBER 31,
                                           OCTOBER 31, 1998            1997
                                          -------------------     ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                      $     809,357        $    3,511,023
  Net realized gain (loss) on
    investments                                 41,061,041            35,382,232
  Net realized loss on closed short
    sales                                      (59,279,457)                   --
  Net change in unrealized appreciation
    or depreciation of investments and
    short sales                               (102,586,857)           57,974,639
                                          -------------------     ---------------
  Increase (Decrease) in net assets
    resulting from operations                 (119,995,916)           96,867,894
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A            (3,172,152)           (4,324,808)
  Return of capital-Class A                       (396,855)                   --
  From net investment income-Class I                    --                    --
  From net realized gain on
    investments-Class A                        (38,363,921)           (9,866,077)
  From net realized gain on
    investments-Class I                                 --                    --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)      (129,902,716)         (167,381,164)
                                          -------------------     ---------------
  Total increase (decrease) in net
    assets                                    (291,831,560)          (84,704,155)
FUND NET ASSETS, BEGINNING OF PERIOD           396,335,250           481,039,405
                                          -------------------     ---------------
FUND NET ASSETS, END OF PERIOD**             $ 104,503,690        $  396,335,250
                                          ------------------      ---------------
                                          ------------------      ---------------
**Including undistributed (distributions
  in excess of)
  net investment income of:                  $      (8,072)       $    2,158,210
                                          ------------------      ---------------
                                          ------------------      ---------------

                                                         CRABBE HUSON
                                                         EQUITY FUND
                                             ------------------------------------
                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                             ---------------      ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                      $    1,631,851       $    1,260,833
  Net realized gain on investments                8,001,428           80,765,002
  Net change in unrealized appreciation
    (depreciation) of investments               (44,543,545)          22,494,641
                                             ---------------      ---------------
  Increase (Decrease) in net assets
    resulting from operations                   (34,910,266)         104,520,476
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A               (804,289)          (1,478,593)
  From net investment income-Class I               (150,978)             (19,410)
  From net realized gain on
    investments-Class A                         (77,290,555)         (33,083,445)
  From net realized gain on
    investments-Class I                          (4,893,327)            (348,809)
CAPITAL SHARE TRANSACTIONS, NET (Note 3)        (31,781,616)        (106,452,034)
                                             ---------------      ---------------
  Total increase (decrease) in net
    assets                                     (149,831,031)         (36,861,815)
FUND NET ASSETS, BEGINNING OF PERIOD            404,131,126          440,992,941
                                             ---------------      ---------------
FUND NET ASSETS, END OF PERIOD**             $  254,300,095       $  404,131,126
                                             ---------------      ---------------
                                             ---------------      ---------------
**Including undistributed net investment
  income of:                                 $    1,172,132       $      895,302
                                             ---------------      ---------------
                                             ---------------      ---------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                                                   CRABBE HUSON
                                                         CRABBE HUSON                        MANAGED INCOME & EQUITY
                                                        SMALL CAP FUND                                 FUND
                                             ------------------------------------      ------------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,          OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997                 1998                 1997
                                             ---------------      ---------------      ---------------      ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                      $     (454,875)      $      218,832       $    2,880,765       $    2,795,398
  Net realized gain (loss) on
    investments                                     311,050           10,883,028            1,965,514           14,919,865
  Net realized loss on closed short
    sales
  Net change in unrealized appreciation
    or depreciation of investments and
    short sales                                 (53,349,009)           9,736,622           (5,596,448)           4,353,683
                                             ---------------      ---------------      ---------------      ---------------
  Increase (Decrease) in net assets
    resulting from operations                   (53,492,834)          20,838,482             (750,169)          22,068,946
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A                     --              (37,544)          (1,566,627)          (2,327,127)
  Return of capital-Class A                              --                   --                   --                   --
  From net investment income-Class I               (355,900)             (21,320)            (677,141)            (458,657)
  From net realized gain on
    investments-Class A                          (3,251,640)            (281,168)         (11,232,637)          (6,443,097)
  From net realized gain on
    investments-Class I                          (7,631,388)             (99,170)          (3,834,627)            (189,266)
CAPITAL SHARE TRANSACTIONS, NET (Note 3)         27,514,550           73,149,261           (5,092,612)         (15,636,696)
                                             ---------------      ---------------      ---------------      ---------------
  Total increase (decrease) in net
    assets                                      (37,217,212)          93,548,541          (23,153,813)          (2,985,897)
FUND NET ASSETS, BEGINNING OF PERIOD            114,218,276           20,669,735          124,557,776          127,543,673
                                             ---------------      ---------------      ---------------      ---------------
FUND NET ASSETS, END OF PERIOD**             $   77,001,064       $  114,218,276       $  101,403,963       $  124,557,776
                                             ---------------      ---------------      ---------------      ---------------
                                             ---------------      ---------------      ---------------      ---------------
**Including undistributed (distributions
  in excess of)
  net investment income of:                  $           --       $      239,000       $      316,366       $      (20,757)
                                             ---------------      ---------------      ---------------      ---------------
                                             ---------------      ---------------      ---------------      ---------------

                                                         CRABBE HUSON
                                                 REAL ESTATE INVESTMENT FUND
                                             ------------------------------------
                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                             ---------------      ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                      $      990,794       $      912,374
  Net realized gain on investments                  296,927            3,694,705
  Net change in unrealized appreciation
    (depreciation) of investments                (4,584,901)           2,968,799
                                             ---------------      ---------------
  Increase (Decrease) in net assets
    resulting from operations                    (3,297,180)           7,575,878
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A               (776,460)            (908,865)
  From net investment income-Class I                     --                   --
  From net realized gain on
    investments-Class A                          (3,695,066)          (1,144,248)
  From net realized gain on
    investments-Class I                                  --                   --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)         (9,066,353)           8,086,847
                                             ---------------      ---------------
  Total increase (decrease) in net
    assets                                      (16,835,059)          13,609,612
FUND NET ASSETS, BEGINNING OF PERIOD             34,258,552           20,648,940
                                             ---------------      ---------------
FUND NET ASSETS, END OF PERIOD**             $   17,423,493       $   34,258,552
                                             ---------------      ---------------
                                             ---------------      ---------------
**Including undistributed net investment
  income of:                                 $       98,585       $       39,437
                                             ---------------      ---------------
                                             ---------------      ---------------

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         CRABBE HUSON
                                                     OREGON TAX-FREE FUND
                                             ------------------------------------
                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                             ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                      $    1,087,256       $    1,110,234
  Net realized gain on investments                  675,948               72,541
  Net change in unrealized appreciation
    (depreciation) of investments                   (80,976)             514,167
                                             ---------------      ---------------
  Increase in net assets resulting from
    operations                                    1,682,228            1,696,942
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A             (1,086,789)            (957,659)
  From net investment income-Class I                     --                   --
  From net realized gain on
    investments-Class A                             (71,383)            (152,575)
CAPITAL SHARE TRANSACTIONS, NET (Note 3)         (1,419,914)            (234,482)
                                             ---------------      ---------------
  Total increase (decrease) in net
    assets                                         (895,858)             352,226
FUND NET ASSETS, BEGINNING OF PERIOD             26,487,247           26,135,021
                                             ---------------      ---------------
FUND NET ASSETS, END OF PERIOD**             $   25,591,389       $   26,487,247
                                             ---------------      ---------------
                                             ---------------      ---------------
**Including undistributed (distributions
  in excess of)
  net investment income of:                  $      183,251       $      169,838
                                             ---------------      ---------------
                                             ---------------      ---------------

                                                         CRABBE HUSON
                                                    CONTRARIAN INCOME FUND
                                             ------------------------------------
                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                             ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                      $      293,333       $      218,795
  Net realized gain on investments                  221,484              108,239
  Net change in unrealized appreciation
    (depreciation) of investments                   115,513               21,295
                                             ---------------      ---------------
  Increase in net assets resulting from
    operations                                      630,330              348,329
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A               (381,093)            (222,046)
  From net investment income-Class I                   (381)                  --
  From net realized gain on
    investments-Class A                                  --                   --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)          5,401,653           (1,571,637)
                                             ---------------      ---------------
  Total increase (decrease) in net
    assets                                        5,650,509           (1,445,354)
FUND NET ASSETS, BEGINNING OF PERIOD              3,248,152            4,693,506
                                             ---------------      ---------------
FUND NET ASSETS, END OF PERIOD**             $    8,898,661       $    3,248,152
                                             ---------------      ---------------
                                             ---------------      ---------------
**Including undistributed (distributions
  in excess of)
  net investment income of:                  $        2,770       $       90,911
                                             ---------------      ---------------
                                             ---------------      ---------------

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: The Crabbe Huson Special Fund, Inc. ("Special Fund"), Crabbe Huson Small Cap Fund ("Small Cap Fund"), Crabbe Huson Managed Income and Equity Fund ("Managed Fund") (formerly Crabbe Huson Asset Allocation Fund), Crabbe Huson Equity Fund ("Equity Fund"), Crabbe Huson Real Estate Investment Fund ("Real Estate Fund"), Crabbe Huson Oregon Tax-Free Fund ("Oregon Tax-Free Fund") and Crabbe Huson Contrarian Income Fund ("Income Fund") (formerly Crabbe Huson Income Fund), are registered under the Investment Company Act of 1940, as amended. All of the Funds (other than the Oregon Tax-Free Fund) are open-end diversified investment companies. The Oregon Tax-Free Fund is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified investment company. On October 19, 1998 each of the Funds (other than the Special Fund) became a separate series of Colonial Trust III, a Massachusetts business trust offering an unlimited number of shares of beneficial interest without par value. For the period November 1, 1997 through September 30, 1998 these Funds (other than the Special Fund) were a separate series of the Crabbe Huson Funds, a Delaware business trust. The Special Fund is an Oregon Corporation which currently is authorized to issue 100,000,000 shares of common stock with $.001 par value. Effective October 19, 1998, all of the Funds Primary shares were redesignated Class A shares. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Shareholders of any predecessor Crabbe Huson Fund with an open account on October 16, 1998, may purchase Class A shares at net asset value. The Small Cap, Managed and Equity Funds also offer shares of the Institutional Class which effective October 19, 1998, were redesignated Class I shares. Effective October 19, 1998, Income Fund began offering Class I shares. The two classes of shares differ principally in the distribution fees and shareholder servicing fees. There are certain restrictions on the purchase of Class I shares, please refer to a prospectus.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY VALUATION: Securities listed or traded on a registered securities exchange, including over-the-counter securities, are valued at the last reported sales price on the date of computation. Where last sale information is not available, the last bid price is used. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees/Directors of the Funds.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Security transactions are accounted for on the trade date. Interest income, consisting of interest accrued plus the accretion of original issue discount and market discount minus the amortization of

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

investment premium, is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense. Net realized gains and losses on investments are computed on the first-in, first-out, method. For Funds with more than one class, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a specific fund or class are charged only to that fund or class. Expenses not directly attributable to a specific fund or class are allocated to each fund or class based either on its relative daily net assets or evenly over the Funds or classes.

DIVIDENDS AND DISTRIBUTIONS: The Oregon Tax-Free Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Income Fund declares and distributes dividends from net investment income on the last business day of each month. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December. The Income Fund's dividends are determined on a class level and capital gains are determined on a fund level.

The Managed Fund and Real Estate Fund declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December. The Managed Fund's dividends are determined on a class level and capital gains are determined on a fund level.

The Special Fund, Small Cap Fund and Equity Fund declare and distribute to shareholders in December substantially all of the net investment income and net realized capital gains, if any. The Small Cap and Equity Funds' dividends are determined on a class level and capital gains are determined on a fund level.

SHORT SALES: The Special Fund sold securities short during the period. Outstanding short sales at October 31, 1998 are listed in the schedule of investments. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

Proceeds from the sale of a borrowed security remain on deposit with the broker loaning that security. Additional deposits may be required in the event that the value of the securities sold short exceeds a percentage of the amount on deposit with the broker. In addition, the borrowing fund is required to segregate cash, U.S. Government securities or other liquid securities in an amount equal to the market value of all borrowed securities less any amounts on deposit with brokers. As a result of these activities, the borrowing fund will not be deemed to create leverage merely by entering into a short selling transaction, except to the extent that income is earned on amounts on deposit with the broker. The amount on deposit with the broker plus the value of the segregated securities may not exceed 25% of Net Assets.

OPTIONS: The Special, Small Cap, Real Estate, Equity, Managed, and Income Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. The purchase of any of these instruments can result in the entire loss on the investment in that particular instrument or, in the case of writing covered call options, can limit the opportunity to earn a profit on the underlying security.

When an option is written (sold), an amount equal to the premium received is recorded as a liability. The amount of liability is adjusted daily to reflect the current market value of the option written. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. In the case of either expiration of a written option or a closing purchase transaction, the liability related to such option is extinguished.

Call or put options purchased are accounted for in the same manner as marketable portfolio securities. When a call or put option is exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

Options on stock indices differ from options on securities in that the exercise of an option on a stock index is settled in cash and does not involve delivery of the actual underlying security.

REPURCHASE AGREEMENTS: Each of the Funds may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. All repurchase agreements are fully collateralized and marked to

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy by the seller, a Fund could incur costs and delays in realization of collateral.

LOANS OF PORTFOLIO SECURITIES: Each of the Funds may lend portfolio securities, up to 20% (10% for Oregon Tax-Free Fund) of the value of a Fund's total assets. The Funds receive total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times. Cash collateral received is invested in a short-term instrument, Navigator Securities Lending Trust-Prime Portfolio, a regulated investment company offered by State Street Bank and Trust Company. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

ORGANIZATION COSTS: Expenses incurred in connection with the original organization of the Funds are amortized using the sum of the years digits method. As of October 31, 1998 the initial organization costs for all Funds except for Small Cap Fund and Real Estate Fund have been fully amortized. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

The expenses incurred in connection with the addition of the Institutional Class are being amortized over a 60 month period.

LINE OF CREDIT: The Funds participate in a $40 million line of credit provided by State Street Corporation, primarily for temporary or emergency purposes, $20 million of which is unsecured. Under the agreement, each of the Funds except Special Fund, may borrow up to the lesser of 15% of each Fund's total assets or the remaining unused balance of the $20 million unsecured line of credit. Special Fund may borrow the lesser of $40 million or 33 1/3% of its total assets on a secured basis. Interest is payable at the Overnight Federal Funds rate plus 0.75%, on an annualized basis. The Funds are

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

charged quarterly, a negotiated aggregate commitment fee on the daily unutilized credit balance. At October 31, 1998, the Funds had $4,530,622 borrowings under this line of credit.

When the Special Fund borrows it must put in a segregated account (with the Fund's custodian) debt securities, domestic or foreign equities, or commercial paper in an amount equal to at least 200% of the amount borrowed. The Fund must daily maintain the segregated account to ensure that its value is at least equal to 200% of the funds borrowed at all times. No single issuer, other than U.S. Government and U.S. Government agencies, can comprise in excess of 10% of the segregated account.

FEDERAL INCOME TAXES: It is each Fund's policy to distribute substantially all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments on the Statements of Changes in Net Assets.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made, between the capital paid in, undistributed net investment income and undistributed net realized gain
(loss) on investments.

CAPITAL LOSS CARRYFORWARDS: At October 31, 1998, Special Fund had capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains of $20,747,000 which will expire in 2006, if not utilized.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

NOTE 2. INVESTMENT ADVISOR, OTHER TRANSACTIONS WITH
AFFILIATES, AND SERVICE PROVIDERS

INVESTMENT ADVISOR: The Funds have entered into an investment advisory agreement with The Crabbe Huson Group, Inc. (the "Advisor"), an affiliated company. The investment advisory fee of each Fund is accrued daily and paid semi-monthly. The annual investment advisory fee for each Fund is described below:

                                  MANAGED FUND
                                  SPECIAL FUND
                                 SMALL CAP FUND
                                  EQUITY FUND
                                REAL ESTATE FUND

              1.05% of average daily net assets up to $100,000,000
  .90 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .65 of 1% of average daily net assets over $500,000,000

From November 1, 1997 through October 18, 1998, the investment advisory fee was:

              1.00% of average daily net assets up to $100,000,000
  .85 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .60 of 1% of average daily net assets over $500,000,000

                                  INCOME FUND

            .80 of 1% of average daily net assets up to $100,000,000
  .65 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .55 of 1% of average daily nets assets over $500,000,000

From November 1, 1997 through October 18, 1998, the investment advisory fee was:

            .75 of 1% of average daily net assets up to $100,000,000
  .60 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .50 of 1% of average daily nets assets over $500,000,000

                              OREGON TAX-FREE FUND

            .55 of 1% of average daily net assets up to $100,000,000
  .50 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .45 of 1% of average daily net assets over $500,000,000

From November 1, 1997 through October 18, 1998, the investment advisory fee was:

            .50 of 1% of average daily net assets up to $100,000,000
  .45 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .40 of 1% of average daily net assets over $500,000,000

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

ADMINISTRATOR: Under an administration agreement, State Street Bank and Trust Company ("SSBT") provided administrative services to the Funds through September 30, 1998. Administration fees paid during the period November 1, 1997 through September 30, 1998 amounted to $390,751. Effective October 1, 1998, Colonial Management Associates, Inc. (the Administrator) became the Administrator of the Funds furnishing accounting and other services and office facilities. The Funds' Advisor delegates certain of its administrative duties to the Administrator.

BOOKKEEPING FEE: Under a custodian, recordkeeping and pricing agreement Investors Fiduciary Trust Company ("IFTC") provided pricing and bookkeeping services for the Fund through September 30, 1998. Fees paid during the period November 1, 1997 through September 30, 1998 amounted to $91,760. Effective October 1, 1998, the Administrator provides certain administrative, pricing and bookkeeping services to the Funds for $27,000 per year per fund plus 0.035% of each Funds' average daily net assets over $50 million.

TRANSFER AGENT:  Under a service agreement, Boston Financial Data Services
(BFDS) provided transfer agency services to the Funds through October 16, 1998. Transfer agent fees paid during the period November 1, 1997 through October 16, 1998 amounted to $1,136,114. Effective October 17, 1998, Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services to the Funds for a monthly fee at the annual rate of 0.236% for the Small Cap Fund -- Class A, Special Fund, Equity Fund -- Class A and Real Estate Fund, 0.17% for the Managed Fund -- Class A and Income Fund -- Class A, 0.13% for the Oregon Tax Free Fund and 0.0025% for the Small Cap Fund -- Class I, Equity Fund -- Class I, Managed Fund -- Class I, Income Fund -- Class I, plus certain out-of-pocket expenses.

DISTRIBUTOR: Effective October 19, 1998, the Funds entered into a distribution agreement with Liberty Funds Distributor, Inc. (the Distributor) (a subsidiary of the Administrator), which became each Fund's principal underwriter. During the period October 19, 1998 through October 31, 1998, each Fund has been advised that the Distributor retained no net underwriting discounts on sales of Special Fund, Managed Fund, Oregon Tax Free Fund and Income Fund Class A shares. For the Small Cap Fund, Equity Fund, and Real Estate Fund, the Distributor retained $509, $2,184 and $86 net underwriting discounts, respectively, on sales of the Funds' Class A shares.

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each of the participating Funds' Class A shares pay 0.25% annually on Class A net assets as of the 20th of each month to the Distributor. For the period November 1, 1997 through October 16, 1998, the Funds had a distribution agreement with Crabbe Huson Securities, Inc., an affiliated company of the Advisor for which each Fund paid up to 0.25% annually on Class A net assets to the

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such class's shares. Distribution fees paid during that period amounted to $1,785,913. There is no distribution fee for the Class I shares.

The fees received from the 12b-1 plan are used principally as repayment to the Distibutor for amounts paid by the Distributor to dealers who sold such shares.

DIRECTORS/TRUSTEES FEES: Each of the disinterested trustees/directors are paid an annual retainer of $17,000 and are reimbursed for expenses incurred in attending meetings. Each Fund pays its pro rata share of such fees and expenses based upon its relative asset amounts. For the year ended October 31, 1998, the Funds incurred aggregate fees of $64,223.

The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

FEES PAID INDIRECTLY: For the period November 1, 1997 through September 30, 1998, the Funds had a custodian, recordkeeping, and pricing agreement with IFTC. IFTC's fees for these services were subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by IFTC as Custodian. For the period November 1, 1997 through September 30, 1998, credits earned were $243, $1,273, $4,532, $2,931, $1,019, $5 and $72 for Oregon Tax-Free Fund,
Special Fund, Equity Fund, Small Cap Fund, Managed Fund, Contrarian Fund, and Real Estate Fund, respectively. Effective October 1, 1998, the Funds entered into a custodian agreement with State Street Bank and Trust Company. SSBT's fees for this service are subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by SSBT as Custodian. For the period October 1, 1998 through October 31, 1998, credit earned was $19 for Equity Fund. The Funds could have invested the assets used in connection with this agreement in an income producing asset if it had not entered into such an agreement.

The Special Fund, Managed Fund, Equity Fund, and Real Estate Fund, have entered into a directed brokerage agreement with State Street Brokerage Services, Inc.("SSBSI"). Under this arrangement, SSBSI will pay the Funds a percentage of commissions generated as credits used to offset all or a portion of certain outside service providers fees incurred by the Funds. For the year ended October 31, 1998, $31,664 of credits were earned on Managed and Equity Fund.

EXPENSE LIMITS: Effective October 19, 1998 the Advisor/Administrator has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

that total expenses (exclusive of 12b-1 fees) exceed 1.25% for the Small Cap Fund -- Class A, Special Fund and Real Estate Fund, 1.17% for the Equity Fund -- Class A and Managed Fund -- Class A, 0.73% for the Oregon Fund and 0.55% for the Income Fund -- Class A and 1.00% for the Small Cap Fund, Equity Fund and the Managed Fund -- Class I and 0.38% for the Income Fund -- Class I. For the period November 1, 1997 through October 16, 1998, the Advisor at times voluntarily waived its advisory fees or reimbursed a Fund's expenses net of any expense reduction realized through a directed brokerage agreement, but was under no legal or contractual obligation to do so. The Advisor expected to waive its Management Fee and/or reimburse the Fund's expenses to the extent Total Fund Operating Expenses exceed 1.50% for the Special Fund, the Small Cap Fund -- Class A, the Real Estate Fund, the Equity Fund -- Class A and the Managed Fund -- Class A, 1.00% for the Small Cap Fund -- Class I, the Equity Fund -- Class I and the Managed Fund -- Class I, 0.98% for the Oregon Tax-Free Fund, and 0.80% for the Income Fund -- Class A.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

NOTE 3. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                  THE CRABBE HUSON                                     CRABBE HUSON SMALL CAP FUND
                                 SPECIAL FUND, INC.                                              CLASS A
             -----------------------------------------------------------  ------------------------------------------------------
                      SHARES                         AMOUNT                        SHARES                      AMOUNT
             -----------------------------------------------------------  ------------------------------------------------------
                YEAR          YEAR           YEAR             YEAR           YEAR         YEAR          YEAR           YEAR
                ENDED        ENDED           ENDED            ENDED          ENDED        ENDED        ENDED          ENDED
             OCTOBER 31,  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                1998          1997           1998             1997           1998         1997          1998           1997
             -----------------------------------------------------------  ------------------------------------------------------
Shares sold   6,060,598     6,932,446   $    70,050,093  $   107,701,421   1,710,595    2,953,831   $ 21,327,758  $   41,485,452
Shares
 issued in
reinvestment
 of
 dividends    3,099,046       963,254        40,752,447       13,533,694     243,064       27,329      3,079,615         315,372
             -----------------------------------------------------------  ------------------------------------------------------
              9,159,644     7,895,700       110,802,540      121,235,115   1,953,659    2,981,160     24,407,373      41,800,824
Shares
 redeemed    (19,847,978) (19,397,928)     (240,705,256)    (288,616,279) (3,031,548)  (1,969,881)   (35,197,213)    (27,110,004)
             -----------------------------------------------------------  ------------------------------------------------------
Net increase
 (decrease)  (10,688,334) (11,502,228)  $  (129,902,716) $  (167,381,164) (1,077,889)   1,011,279   $(10,789,840) $   14,690,820
             -----------------------------------------------------------  ------------------------------------------------------
             -----------------------------------------------------------  ------------------------------------------------------

                                                                                       CRABBE HUSON SMALL CAP FUND
                                                                                                 CLASS I
                                                                          ------------------------------------------------------
                                                                                   SHARES                      AMOUNT
                                                                          ------------------------------------------------------
                                                                             YEAR         YEAR          YEAR           YEAR
                                                                             ENDED        ENDED        ENDED          ENDED
                                                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                                                                             1998         1997          1998           1997
                                                                          ------------------------------------------------------
Shares sold                                                                5,973,355    4,486,781   $ 76,871,733  $  58,662,035
Shares
 issued in
reinvestment
 of
 dividends                                                                   630,407       10,450      7,987,258        120,489
                                                                          ------------------------------------------------------
                                                                           6,603,762    4,497,231     84,858,991     58,782,524
Shares
 redeemed                                                                 (4,008,863)     (22,110)   (46,554,601)      (324,083)
                                                                          ------------------------------------------------------
Net increase
 (decrease)                                                                2,594,899    4,475,121   $ 38,304,390  $  58,458,441
                                                                          ------------------------------------------------------
                                                                          ------------------------------------------------------

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

Transactions in capital shares of the Funds were as follows:

                                    CRABBE HUSON                                               CRABBE HUSON
                                OREGON TAX-FREE FUND                                      CONTRARIAN INCOME FUND
                                       CLASS A                                                   CLASS A
             -----------------------------------------------------------  ------------------------------------------------------
                      SHARES                         AMOUNT                        SHARES                      AMOUNT
             -----------------------------------------------------------  ------------------------------------------------------
                YEAR          YEAR           YEAR             YEAR           YEAR         YEAR          YEAR           YEAR
                ENDED        ENDED           ENDED            ENDED          ENDED        ENDED        ENDED          ENDED
             OCTOBER 31,  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                1998          1997           1998             1997           1998         1997          1998           1997
             -----------------------------------------------------------  ------------------------------------------------------
Shares sold     209,498       222,132   $    2,685,236   $    2,788,786      853,853      107,712   $ 9,017,282   $   1,092,232
Shares
 issued in
reinvestment
 of
 dividends       72,091        66,932          853,092          844,070       34,069       19,273       344,452         196,574
             -----------------------------------------------------------  ------------------------------------------------------
                281,589       289,064        3,538,328        3,632,856      887,922      126,985     9,361,734       1,288,806
Shares
 redeemed      (390,338)     (306,846)      (4,958,242)      (3,867,338)    (386,073)    (280,175)   (4,060,463)     (2,860,443)
             -----------------------------------------------------------  ------------------------------------------------------
Net increase
 (decrease)    (108,749)      (17,782)  $   (1,419,914)  $     (234,482)     501,849     (153,190)  $ 5,301,271   $  (1,571,637)
             -----------------------------------------------------------  ------------------------------------------------------
             -----------------------------------------------------------  ------------------------------------------------------

                                    CRABBE HUSON                                CRABBE HUSON
                             REAL ESTATE INVESTMENT FUND                   CONTRARIAN INCOME FUND
                                       CLASS A                                     CLASS I
             -----------------------------------------------------------  -------------------------
                      SHARES                         AMOUNT                 SHARES        AMOUNT
             -----------------------------------------------------------  -------------------------
                YEAR          YEAR           YEAR             YEAR          PERIOD        PERIOD
                ENDED        ENDED           ENDED            ENDED          ENDED        ENDED
             OCTOBER 31,  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,  OCTOBER 31,
                1998          1997           1998             1997          1998(A)        1998
             -----------------------------------------------------------  -------------------------
Shares sold     881,894     2,581,854   $    10,975,706  $    33,065,740       9,099   $   100,000
Shares
 issued in
reinvestment
 of
 dividends      359,412       149,238         4,237,480        1,860,225          35           382
             -----------------------------------------------------------  -------------------------
              1,241,306     2,731,092        15,213,186       34,925,965       9,134       100,382
Shares
 redeemed    (2,002,564)   (2,083,483)      (24,279,539)     (26,839,118)         --            --
             -----------------------------------------------------------  -------------------------
Net increase
 (decrease)    (761,258)      647,609   $    (9,066,353) $     8,086,847       9,134   $   100,382
             -----------------------------------------------------------  -------------------------
             -----------------------------------------------------------  -------------------------

(a) Class I shares were initially offered on October 19, 1998.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

Transactions in capital shares of the Funds were as follows:

                                    CRABBE HUSON
                            MANAGED INCOME & EQUITY FUND                                 CRABBE HUSON EQUITY FUND
                                       CLASS A                                                   CLASS A
             -----------------------------------------------------------  ------------------------------------------------------
                      SHARES                         AMOUNT                        SHARES                      AMOUNT
             -----------------------------------------------------------  ------------------------------------------------------
                YEAR          YEAR           YEAR             YEAR           YEAR         YEAR          YEAR           YEAR
                ENDED        ENDED           ENDED            ENDED          ENDED        ENDED        ENDED          ENDED
             OCTOBER 31,  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                1998          1997           1998             1997           1998         1997          1998           1997
             -----------------------------------------------------------  ------------------------------------------------------
Shares sold     956,085       937,862   $    13,003,112  $    12,837,676   5,210,556    3,378,328   $ 97,527,486  $   69,639,410
Shares
 issued in
reinvestment
 of
 dividends      941,150       586,343        11,922,009        7,726,444   4,095,442    1,692,739     74,537,053      31,671,157
             -----------------------------------------------------------  ------------------------------------------------------
              1,897,235     1,524,205        24,925,121       20,564,120   9,305,998    5,071,067    172,064,539     101,310,567
Shares
 redeemed    (3,036,182)   (4,438,152)      (39,765,833)     (60,508,773) (11,954,302) (11,156,760) (216,438,529)   (223,126,227)
             -----------------------------------------------------------  ------------------------------------------------------
Net increase
 (decrease)  (1,138,947)   (2,913,947)  $   (14,840,712) $   (39,944,653) (2,648,304)  (6,085,693)  $(44,373,990) $ (121,815,660)
             -----------------------------------------------------------  ------------------------------------------------------
             -----------------------------------------------------------  ------------------------------------------------------

                                    CRABBE HUSON
                            MANAGED INCOME & EQUITY FUND                                 CRABBE HUSON EQUITY FUND
                                       CLASS I                                                   CLASS I
             -----------------------------------------------------------  ------------------------------------------------------
                      SHARES                         AMOUNT                        SHARES                      AMOUNT
             -----------------------------------------------------------  ------------------------------------------------------
                YEAR          YEAR           YEAR             YEAR           YEAR         YEAR          YEAR           YEAR
                ENDED        ENDED           ENDED            ENDED          ENDED        ENDED        ENDED          ENDED
             OCTOBER 31,  OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
                1998          1997           1998             1997           1998         1997          1998           1997
             -----------------------------------------------------------  ------------------------------------------------------
Shares sold   2,089,941     2,050,335   $    26,660,076  $   28,620,172      996,398    1,162,016   $ 17,904,274  $  22,817,326
Shares
 issued in
reinvestment
 of
 dividends      356,384        47,267         4,511,764         653,385      277,311       19,670      5,044,293        368,216
             -----------------------------------------------------------  ------------------------------------------------------
              2,446,325     2,097,602        31,171,840      29,273,557    1,273,709    1,181,686     22,948,567     23,185,542
Shares
 redeemed    (1,728,685)     (371,870)      (21,423,740)     (4,965,600)    (641,322)    (378,595)   (10,356,193)    (7,821,916)
             -----------------------------------------------------------  ------------------------------------------------------
Net increase
 (decrease)     717,640     1,725,732   $     9,748,100  $   24,307,957      632,387      803,091   $ 12,592,374  $  15,363,626
             -----------------------------------------------------------  ------------------------------------------------------
             -----------------------------------------------------------  ------------------------------------------------------

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1998

NOTE 4. INVESTMENT TRANSACTIONS

The cost of investments purchased and proceeds from investments sold (including maturities) excluding short-term investments for the year ended October 31, 1998, for the Funds were as follows:

                                       THE CRABBE                          CRABBE HUSON
                                      HUSON SPECIAL     CRABBE HUSON      MANAGED GROWTH     CRABBE HUSON
                                       FUND, INC.      SMALL CAP FUND     & INCOME FUND       EQUITY FUND
                                     ----------------------------------------------------------------------
Purchases:                            $ 54,129,964       $78,157,175       $133,072,882      $450,627,855
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------
Sales and Maturities:                  193,462,625        33,310,194        151,971,458       583,445,356
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------

                                      CRABBE HUSON      CRABBE HUSON       CRABBE HUSON
                                       REAL ESTATE     OREGON TAX-FREE      CONTRARIAN
                                     INVESTMENT FUND        FUND           INCOME FUND
                                     ----------------------------------------------------
Purchases:                             $24,465,165       $11,632,326        $15,048,692
                                     ----------------------------------------------------
                                     ----------------------------------------------------
Sales and Maturities:                   35,020,403       13,047,142          9,517,068
                                     ----------------------------------------------------
                                     ----------------------------------------------------

Other: Oregon Tax Free Fund invests substantially all of its assets in debt obligations of issuers located in the State of Oregon. The issuers' abilities to meet their obligations may be affected by Oregon's economic or political developments.

NOTE 5. MERGER INFORMATION (UNAUDITED)

On October 16, 1998, Crabbe Huson U.S. Government Income Fund merged into the Colonial Short Duration U.S. Government Fund and Crabbe Huson U.S. Government Money Market Fund merged into the Colonial Money Market Fund. These two funds are not presented in the accompanying financial statements.

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report. For years or periods ended on or after 10/31/96, calculations are based on a share outstanding during the period. For years or periods ended prior to 11/01/95, calculations are based on the weighted average number of shares outstanding for each period.

                                                                                     YEAR ENDED
                                                          -----------------------------------------------------------------
                                                           10/31/98     10/31/97     10/31/96        10/31/95     10/31/94
                                                          -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $16.80        $13.71     $13.80            $14.08      $11.82
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................      0.07          0.15       0.14              0.27        0.05
Net Realized & Unrealized Gain (Loss) on Investments....     (6.92)         3.41       0.55             (0.29)       2.30
                                                          -----------------------------------------------------------------
    Total from Investment Operations....................     (6.85)         3.56       0.69             (0.02)       2.35
LESS DISTRIBUTIONS
Distributions from Net Investment Income................      0.14          0.14       0.21              0.02        0.00
Return of Capital.......................................      0.02            --         --                --          --
Distributions in excess of Net Investment Income........      0.00          0.00       0.00              0.00        0.09
Distributions from Capital Gains........................      1.69          0.33       0.57              0.24        0.00
                                                          -----------------------------------------------------------------
    Total Distributions.................................      1.85          0.47       0.78              0.26        0.09
                                                          -----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................     $8.10        $16.80     $13.71            $13.80      $14.08
                                                          -----------------------------------------------------------------
                                                          -----------------------------------------------------------------
TOTAL RETURN............................................    (44.94)%       26.62%      5.03%             1.78%      22.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................  $104,504      $396,335   $481,039          $878,560    $319,811
Ratio of Expenses to Average Net Assets(b)..............      1.50%         1.50%      1.37%(a)          1.40%       1.44%
Ratio of Net Investment Income to Average Net                 0.40%         0.86%      0.72%             1.95%       0.39%
  Assets(b).............................................
Portfolio Turnover Rate.................................     22.00%        32.76%     32.88%           122.97%     146.44%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(b)..............      1.84%         1.58%      1.37%(a)          1.40%       1.54%
Ratio of Net Investment Income to Average Net                 0.06%         0.78%      0.72%             1.95%       0.29%
  Assets(b).............................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(b)..............      1.50%         1.50%      1.37%               --          --
Ratio of Net Investment Income to Average Net                 0.40%         0.86%      0.72%               --          --
  Assets(b).............................................

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(b) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

CRABBE HUSON SMALL CAP FUND - CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  YEAR ENDED                   PERIOD ENDED
                                                      -----------------------------------     ---------------
                                                         10/31/98            10/31/97           10/31/96(a)
                                                      -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............          $15.48              $11.02              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)......................           (0.03)               0.00                0.03
Net Realized & Unrealized Gain (Loss) on                     (5.56)               4.62                0.99
  Investments.....................................
                                                      -------------------------------------------------------
    Total from Investment Operations..............           (5.59)               4.62                1.02
LESS DISTRIBUTIONS
Distributions from Net Investment Income..........            0.00                0.02                0.00
Distributions from Capital Gains..................            1.24                0.14                0.00
                                                      -------------------------------------------------------
    Total Distributions...........................            1.24                0.16                0.00
                                                      -------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................           $8.65              $15.48              $11.02
                                                      -------------------------------------------------------
                                                      -------------------------------------------------------
TOTAL RETURN......................................          (38.64)%             42.38%              10.20%(b)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).................         $14,462             $42,563             $19,156
Ratio of Expenses to Average Net Assets(e)........            1.37%               1.50%(c)            1.51%(c)(d)
Ratio of Net Investment Income to Average Net                (0.65)%              0.03%               0.70%(d)
  Assets(e).......................................
Portfolio Turnover Rate...........................           30.00%              65.11%              39.34%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(e)........            1.62%               1.73%(c)            2.32%(c)(d)
Ratio of Net Investment Income to Average Net                (0.90)%             (0.20)%             (0.11)%(d)
  Assets(e).......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(e)........            1.37%               1.50%               1.50%(d)
Ratio of Net Investment Income to Average Net                (0.65)%              0.03%               0.71%(d)
  Assets(e).......................................

-------------------

(a)  Commencement of operations -- 2/20/96.
(b)  Not annualized.
(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(d)  Annualized.
(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

CRABBE HUSON SMALL CAP FUND - CLASS I
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  YEAR ENDED                   PERIOD ENDED
                                                      -----------------------------------     ---------------
                                                         10/31/98            10/31/97           10/31/96(a)
                                                      -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............          $15.53              $11.01              $11.05

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................            0.03                0.07                0.00
Net Realized & Unrealized Gain (Loss) on                     (5.58)               4.62               (0.04)
  Investments.....................................
                                                      -------------------------------------------------------
    Total from Investment Operations..............           (5.55)               4.69               (0.04)

LESS DISTRIBUTIONS
Distributions from Net Investment Income..........            0.01                0.03                0.00
Distributions in excess of Net Investment                     0.05                0.00                0.00
  Income..........................................
Distributions from Capital Gains..................            1.24                0.14                0.00
                                                      -------------------------------------------------------
    Total Distributions...........................            1.30                0.17                0.00
                                                      -------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................           $8.68              $15.53              $11.01
                                                      -------------------------------------------------------
                                                      -------------------------------------------------------
TOTAL RETURN......................................          (38.37)%             43.11%              (0.36)%(b)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).................         $62,539             $71,655              $1,514
Ratio of Expenses to Average Net Assets(e)........            1.00%               1.00%(c)            1.00%(c)(d)
Ratio of Net Investment Income to Average Net                (0.28)%              0.60%              (0.43)%(d)
  Assets(e).......................................
Portfolio Turnover Rate...........................           30.00%              65.11%              39.34%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(e)........            1.21%               1.28%(c)            3.55%(c)(d)
Ratio of Net Investment Income to Average Net                (0.49)%              0.32%              (2.98)%(d)
  Assets(e).......................................

RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(e)........            1.00%               1.00%               1.00%(d)
Ratio of Net Investment Income to Average Net                (0.28)%              0.60%              (0.43)%(d)
  Assets(e).......................................

-------------------

(a)  Commencement of operations -- 10/10/96.
(b)  Not annualized.
(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(d)  Annualized.
(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

CRABBE HUSON MANAGED INCOME & EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        YEAR ENDED
                                                            ------------------------------------------------------------------
                                                             10/31/98      10/31/97         10/31/96     10/31/95    10/31/94
                                                            ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................   $14.94        $13.39           $13.64         $12.87      $13.52

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................................     0.29          0.32             0.30           0.34        0.30
Net Realized & Unrealized Gain (Loss) on Investments......    (0.37)         2.29             0.88           1.21       (0.08)
                                                            ------------------------------------------------------------------
    Total from Investment Operations......................    (0.08)         2.61             1.18           1.55        0.22

LESS DISTRIBUTIONS
Distributions from Net Investment Income..................     0.24          0.32             0.30           0.33        0.29
Distributions from Capital Gains..........................     1.81          0.74             1.13           0.45        0.58
                                                            ------------------------------------------------------------------
    Total Distributions...................................     2.05          1.06             1.43           0.78        0.87
                                                            ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD............................   $12.81        $14.94           $13.39         $13.64      $12.87
                                                            ------------------------------------------------------------------
                                                            ------------------------------------------------------------------
TOTAL RETURN..............................................    (0.69%)       20.60%            8.96%         13.00%       2.66%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).........................  $67,681       $95,960         $125,018       $136,530    $110,152
Ratio of Expenses to Average Net Assets...................     1.32%(a)      1.42%(a)         1.47%(a)       1.48%       1.44%
Ratio of Net Investment Income to Average Net Assets......     2.27%         2.25%            2.22%          2.57%       2.30%
Portfolio Turnover Rate...................................   115.00%       118.65%          252.29%        225.70%     149.19%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets...................     1.48%(a)      1.55%(a)         1.47%(a)       1.49%       1.52%
Ratio of Net Investment Income to Average Net Assets......     2.11%         2.12%            2.22%          2.56%       2.22%

RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...................     1.31%         1.42%            1.46%            --          --
Ratio of Net Investment Income to Average Net Assets......     2.28%         2.25%            2.22%            --          --

---------------------------
(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

CRABBE HUSON MANAGED INCOME & EQUITY FUND - CLASS I
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       YEAR ENDED                 PERIOD ENDED
                                                              -----------------------------     -----------------
                                                                10/31/98        10/31/97           10/31/96(a)
                                                              ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $14.94          $13.39             $13.38

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................       0.32            0.42               0.01
Net Realized & Unrealized Gain (Loss) on Investments........      (0.37)           2.24               0.08
                                                              ---------------------------------------------------
    Total from Investment Operations........................      (0.05)           2.66               0.09

LESS DISTRIBUTIONS
Distributions from Net Investment Income....................       0.27            0.37               0.08
Distributions from Capital Gains............................       1.81            0.74               0.00
                                                              ---------------------------------------------------
    Total Distributions.....................................       2.08            1.11               0.08
                                                              ---------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................     $12.81          $14.94             $13.39
                                                              ---------------------------------------------------
                                                              ---------------------------------------------------
TOTAL RETURN................................................      (0.44%)         21.18%              0.59%(b)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................    $33,723         $28,598             $2,526
Ratio of Expenses to Average Net Assets.....................       1.01%(c)        1.00%(c)           1.00%(c)(d)
Ratio of Net Investment Income to Average Net Assets........       2.58%           2.70%              2.87%(d)
Portfolio Turnover Rate.....................................     115.00%         118.65%            252.29%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................       1.25%(c)        1.42%(c)           2.00%(c)(d)
Ratio of Net Investment Income to Average Net Assets........       2.34%           2.28%              1.87%(d)

RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................       1.00%           1.00%              1.00%(d)
Ratio of Net Investment Income to Average Net Assets........       2.59%           2.70%              2.87%(d)

---------------------------
(a) Commencement of operations -- 10/28/96.
(b) Not annualized.
(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(d) Annualized.

CRABBE HUSON EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED
                                                          ------------------------------------------------------------------------
                                                           10/31/98        10/31/97        10/31/96       10/31/95       10/31/94
                                                          ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $23.32          $19.50         $18.17         $16.44         $16.08
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................        0.07            0.07           0.11           0.22           0.19
Net Realized & Unrealized Gain (Loss) on Investments....       (2.00)           5.36           2.33           1.75           0.57
                                                          ------------------------------------------------------------------------
    Total from Investment Operations....................       (1.93)           5.43           2.44           1.97           0.76
LESS DISTRIBUTIONS
Distributions from Net Investment Income................        0.05            0.07           0.17           0.09           0.04
Distributions from Capital Gains........................        4.74            1.54           0.94           0.15           0.36
                                                          ------------------------------------------------------------------------
    Total Distributions.................................        4.79            1.61           1.11           0.24           0.40
                                                          ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................      $16.60          $23.32         $19.50         $18.17         $16.44
                                                          ------------------------------------------------------------------------
                                                          ------------------------------------------------------------------------
TOTAL RETURN............................................      (10.08)%         29.87%         13.78%         13.37%          7.89%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................    $226,628        $380,047       $436,578       $387,184       $153,105
Ratio of Expenses to Average Net Assets.................        1.39%(a)        1.42%(a)       1.38%(a)       1.40%          1.45%
Ratio of Net Investment Income to Average Net Assets....        0.38%           0.29%          0.56%          1.30%          1.18%
Portfolio Turnover Rate.................................        1.27%         128.65%        117.00%         92.43%        106.49%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................        1.42%(a)        1.44%(a)       1.38%(a)       1.30%          1.56%
Ratio of Net Investment Income to Average Net Assets....        0.35%           0.27%          0.56%          1.28%          1.06%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................        1.38%           1.42%          1.37%            --             --
Ratio of Net Investment Income to Average Net Assets....        0.39%           0.29%          0.57%            --             --

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

CRABBE HUSON EQUITY FUND - CLASS I
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD
                                                               YEAR ENDED            ENDED
                                                          ---------------------     --------
                                                          10/31/98     10/31/97     10/31/96(a)
                                                          ----------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $23.40       $19.51       $19.82
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................     0.17         0.21         0.00
Net Realized & Unrealized Gain (Loss) on Investments....    (2.03)        5.31        (0.31)
                                                          ----------------------------------
    Total from Investment Operations....................    (1.86)        5.52        (0.31)
LESS DISTRIBUTIONS
Distributions from Net Investment Income................     0.15         0.09         0.00
Distributions from Capital Gains........................     4.74         1.54         0.00
                                                          ----------------------------------
    Total Distributions.................................     4.89         1.63         0.00
                                                          ----------------------------------
NET ASSET VALUE, END OF PERIOD..........................   $16.65       $23.40       $19.51
                                                          ----------------------------------
                                                          ----------------------------------
TOTAL RETURN............................................    (9.72)%      30.35%       (1.56)%(b)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................  $27,672      $24,084       $4,415
Ratio of Expenses to Average Net Assets.................     1.01%(c)     1.00%(c)     1.00%(c)(d)
Ratio of Net Investment Income to Average Net Assets....     0.76%        0.71%        0.15%(d)
Portfolio Turnover Rate.................................     1.27%      128.65%      117.00%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................     1.13%(c)     1.23%(c)     1.58%(c)(d)
Ratio of Net Investment Income to Average Net Assets....     0.64%        0.48%       (0.43)%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................     1.00%        1.00%        1.00%(d)
Ratio of Net Investment Income to Average Net Assets....     0.77%        0.71%        0.15%(d)

-------------------

(a)  Commencement of operations -- 10/3/96.
(b)  Not annualized.
(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(d)  Annualized.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                         PERIOD
                                                                                      YEAR ENDED                         ENDED
                                                                    -----------------------------------------------     --------
                                                                    10/31/98     10/31/97     10/31/96     10/31/95     10/31/94(a)
                                                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $14.09       $11.58        $9.69        $9.50       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...........................................       0.40         0.38         0.38         0.44         0.37
Net Realized & Unrealized Gain (Loss) on Investments............      (2.00)        3.02         2.01         0.31        (0.64)
                                                                    ------------------------------------------------------------
    Total from Investment Operations............................      (1.60)        3.40         2.39         0.75        (0.27)

LESS DISTRIBUTIONS
Distributions from Net Investment Income........................       0.36         0.38         0.38         0.44         0.23
Distributions from Capital Gains................................       1.69         0.51         0.12         0.12         0.00
                                                                    ------------------------------------------------------------
    Total Distributions.........................................       2.05         0.89         0.50         0.56         0.23
                                                                    ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................................     $10.44       $14.09       $11.58        $9.69        $9.50
                                                                    ------------------------------------------------------------
                                                                    ------------------------------------------------------------
TOTAL RETURN....................................................     (13.39)%      30.56%       25.39%        8.31%       (3.25)%(b)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...............................    $17,423      $34,259      $20,649      $18,986      $18,280
Ratio of Expenses to Average Net Assets(e)......................       1.50%        1.50%(d)     1.50%(d)     1.50%        1.01%(c)
Ratio of Net Investment Income to Average Net Assets(e).........       3.71%        2.93%        3.59%        4.59%        6.30%(c)
Portfolio Turnover Rate.........................................      97.00%       80.01%      120.19%       59.53%       43.30%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(e)......................       1.92%        1.76%(d)     1.88%(d)     1.89%        2.03%(c)
Ratio of Net Investment Income to Average Net Assets(e).........       3.29%        2.66%        3.21%        4.20%        5.28%(c)

RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(e)......................       1.50%        1.50%        1.50%          --           --
Ratio of Net Investment Income to Average Net Assets(e).........       3.71%        2.93%        3.59%          --           --

---------------------------
(a) Commencement of operations -- 4/4/94.
(b) Not annualized.
(c) Annualized.
(d) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

CRABBE HUSON OREGON TAX-FREE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED
                                                                      ------------------------------------------------------------
                                                                      10/31/98     10/31/97     10/31/96     10/31/95     10/31/94
                                                                      ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................................   $12.78       $12.50       $12.62       $11.99       $12.80
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............................................     0.28         0.54         0.54         0.55         0.54
Net Realized & Unrealized Gain (Loss) on Investments................     0.27         0.28        (0.12)        0.70        (0.80)
                                                                      ------------------------------------------------------------
                                                                         0.55         0.82         0.42         1.25        (0.26)
LESS DISTRIBUTIONS
Distributions from Net Investment Income............................     0.27         0.47         0.54         0.55         0.54
Distributions from Capital Gains....................................     0.03         0.07         0.00         0.07         0.01
                                                                      ------------------------------------------------------------
                                                                         0.30         0.54         0.54         0.62         0.55
                                                                      ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................................   $13.03       $12.78       $12.50       $12.62       $11.99
                                                                      ------------------------------------------------------------
                                                                      ------------------------------------------------------------
TOTAL RETURN........................................................     6.39%        6.67%        3.43%       10.66%       (2.06)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...................................  $25,591      $26,487      $26,135      $28,070      $29,046
Ratio of Expenses to Average Net Assets(a)..........................     0.98%        0.98%        0.98%        0.98%        0.98%
Ratio of Net Investment Income to Average Net Assets(a).............     4.12%        4.25%        4.33%        4.45%        4.37%
Portfolio Turnover Rate.............................................    44.00%       17.19%       15.64%       22.91%       20.58%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(a)..........................     0.98%        1.10%        1.04%        1.08%        1.08%
Ratio of Net Investment Income to Average Net Assets(a).............     4.12%        4.13%        4.27%        4.35%        4.26%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(a)..........................     0.98%        0.98%        0.98%          --           --
Ratio of Net Investment Income to Average Net Assets(a).............     4.12%        4.25%        4.33%          --           --

-------------------

(a) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

CRABBE HUSON CONTRARIAN INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED
                                                          -------------------------------------------------------------------------
                                                                 10/31/98             10/31/97    10/31/96    10/31/95    10/31/94
                                                          ----------------------     ----------  ----------  ----------  ----------
                                                           CLASS A     CLASS I        CLASS A     CLASS A     CLASS A     CLASS A
                                                                         (A)
NET ASSET VALUE, BEGINNING OF PERIOD......................    $10.58     $10.99         $10.20      $10.26       $9.71      $10.75
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................................      0.50       0.02           0.62        0.54        0.53        0.50
Net Realized & Unrealized Gain (Loss) on Investments......      0.59      (0.07)          0.38       (0.05)       0.58       (0.76)
                                                          -------------------------------------------------------------------------
    Total from Investment Operations......................      1.09      (0.05)          1.00        0.49        1.11       (0.26)
LESS DISTRIBUTIONS
Distributions from Net Investment Income..................      0.79       0.04           0.62        0.55        0.53        0.50
Distributions in excess of Net Investment Income..........      0.00       0.00           0.00        0.00        0.03        0.01
Distributions from Capital Gains..........................      0.00       0.00           0.00        0.00        0.00        0.27
                                                          -------------------------------------------------------------------------
    Total Distributions...................................      0.79       0.04           0.62        0.55        0.56        0.78
                                                          -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD............................    $10.88     $10.90         $10.58      $10.20      $10.26       $9.71
                                                          -------------------------------------------------------------------------
                                                          -------------------------------------------------------------------------
TOTAL RETURN..............................................     11.21%     (0.45)%(b)     10.25%       4.94%      11.92%      (2.71)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).........................    $8,799       $100         $3,248      $4,694      $7,190      $5,273
Ratio of Expenses to Average Net Assets(d)................      0.80%      0.38%(c)       0.80%       0.80%       0.80%       0.80%
Ratio of Net Investment Income to Average Net Assets(d)...      5.36%      5.88%(c)       5.96%       5.31%       5.47%       4.92%
Portfolio Turnover Rate...................................    158.00%    158.00%         56.37%     468.75%     543.15%     306.79%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets(d)................      2.36%      5.00%(c)       2.78%       2.29%       1.95%       2.16%
Ratio of Net Investment Income to Average Net Assets(d)...      3.80%      1.26%(c)       3.98%       3.82%       4.32%       3.56%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets(d)................      0.80%      0.38%(c)       0.80%       0.80%         --          --
Ratio of Net Investment Income to Average Net Assets(d)...      5.36%      5.88%(c)       5.96%       5.31%         --          --

-------------------

(a)  Class I shares were initially offered on October 19, 1998.
(b)  Not annualized.
(c)  Annualized.
(d) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                   ------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                       ----------------------------------

The Shareholders and Board of Directors
The Crabbe Huson Special Fund, Inc.

The Shareholders and Board of Trustees of Colonial Trust III:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Crabbe Huson Special Fund, Inc. and Crabbe Huson Funds of Colonial Trust III (comprised of Crabbe Huson Small Cap Fund, Crabbe Huson Managed Income and Equity Fund (formerly Crabbe Huson Asset Allocation Fund), Crabbe Huson Equity Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Oregon Tax-Free Fund and Crabbe Huson Contrarian Income Fund (formerly Crabbe Huson Income Fund) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the management of The Crabbe Huson Special Fund, Inc. and Colonial Trust III. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crabbe Huson Special Fund, Inc. and each of the aforementioned Crabbe Huson Funds of Colonial Trust III as of October 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Boston, Massachusetts
December 4, 1998

CRABBE HUSON FUNDS
PROXY VOTING RESULTS (UNAUDITED)

CRABBE HUSON OREGON TAX-FREE FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 2,056,277 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                       FOR       AGAINST    ABSTAIN
                                                    ----------  ---------  ---------
1. To approve or disapprove an Agreement and Plan
   of Reorganization for the Fund.                   1,145,849     28,848    144,057

CRABBE HUSON ASSET ALLOCATION FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 8,640,191 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                       FOR       AGAINST    ABSTAIN
                                                    ----------  ---------  ---------
1. To approve or disapprove an Agreement and Plan
   of Reorganization for the Fund.                   4,772,763     25,620    364,096

CRABBE HUSON EQUITY FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 18,480,913 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                      FOR       AGAINST    ABSTAIN
                                                   ----------  ---------  ---------
1. To approve or disapprove an Agreement and Plan
   of Reorganization for the Fund.                  9,200,415    258,489    613,980

CRABBE HUSON FUNDS

CRABBE HUSON SMALL CAP FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 10,059,260 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                      FOR       AGAINST    ABSTAIN
                                                   ----------  ---------  ---------
1. To approve or disapprove an Agreement and Plan
   of Reorganization for the Fund.                  5,165,955    575,890    280,954

CRABBE HUSON REAL ESTATE INVESTMENT FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 2,046,344 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                         FOR       AGAINST    ABSTAIN
                                                      ----------  ---------  ---------
1. To approve or disapprove an Agreement and Plan of
   Reorganization for the Fund.                        1,138,117     22,325     64,359

CRABBE HUSON INCOME FUND

On October 16, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 522,160 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                        FOR      AGAINST    ABSTAIN
                                                     ---------  ---------  ---------
1. To approve or disapprove an Agreement and Plan
   of Reorganization for the Fund.                     294,354     10,686     12,966

CRABBE HUSON FUNDS
DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

OREGON TAX-FREE FUND Of the Fund's distributions paid to shareholders from net investment income during the fiscal year ended October 31, 1998, 98.7% was attributable to investments in municipal bonds issued by the State of Oregon and its political subdivisions, agencies, authorities and instumentalities and other municipal securities.

CORPORATE DIVIDENDS RECEIVED DEDUCTION For the fiscal year ended October 31, 1998 0.0% of the dividends distributed by the Special Fund, 0.0% of the dividends distributed by the Small Cap Fund, 24.5% of the dividends distributed from the Managed Fund and 100.0% of the dividends distributed by the Equity Fund, qualify for the dividends received deduction for corporate shareholders.

LONG-TERM CAPITAL GAIN DISTRIBUTIONS During the fiscal year ended October 31, 1998, the following long term capital gain amounts were paid in December of 1997. The long term gains earned during the year ended October 31, 1998 are also designated below.

FUND                                                      PAID          EARNED
----------------------------------------------------------------------------------
Special                                               $  38,363,921             --
Small Cap                                             $     465,251  $     423,325
Managed                                               $   7,072,655  $   2,392,964
Equity                                                $  44,135,152  $  11,107,636
Real Estate                                           $   1,821,714  $     329,218
Oregon Tax-Free                                       $      66,774  $     659,481
Income                                                           --  $      67,256

INCOME DERIVED FROM U.S. GOVERNMENT OBLIGATIONS Of each Fund's net investment income earned during the fiscal year ended October 31, 1998, listed below are the percentages attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

                                                              OTHER
                                                STUDENT     INDIRECT       TOTAL
                                    U.S.         LOAN         U.S.         U.S.
                                  TREASURY     MARKETING   GOVERNMENT   GOVERNMENT
FUND                             OBLIGATIONS  ASSOCIATION  OBLIGATIONS  OBLIGATIONS
-----------------------------------------------------------------------------------
Special                                0.0%         0.0%         0.0%         0.0%
Small Cap                              0.0          0.0          0.0          0.0
Managed                               25.3          0.4          5.1         30.8
Equity                                 0.0          0.0          7.4          7.4
Real Estate                            0.0          0.0          3.7          3.7
Oregon Tax-Free                        0.0          0.0          0.0          0.0
Income                                30.7          0.0          3.2         33.9

                     This page is left blank intentionally.

[LOGO]   L I B E R T Y
         COLONIAL . CRABBE HUSON . NEWPORT . STEIN ROE ADVISOR

         Liberty Funds Distributor, Inc. -C- 1998
         One Financial Center, Boston, MA 02111-2621
         1-800-426-3750
         Visit us at www.libertyfunds.com




TRUSTEES

ROBERT J. BIRNBAUM
TOM BLEASDALE
JOHN V. CARBERRY
LORA S. COLLINS
JAMES E. GRINNELL
RICHARD W. LOWRY
SALVATORE MACERA
WILLIAM E. MAYER
JAMES L. MOODY, JR.
JOHN J. NEUHAUSER
THOMAS E. STITZEL
ROBERT L. SULLIVAN
ANNE-LEE VERVILLE


AS OF THE DATE OF THIS REPORT, THE FUND DIRECTORS FOR
THE CRABBE HUSON SPECIAL FUND, INC. ARE:

WILLIAM W. WYATT, JR.
LOUIS SCHERZER
RICHARD P. WOLLENBERG
BOB L. SMITH
GARY L. CAPPS
RICHARD S. HUSON
JAMES E. CRABBE
CRAIG P. STUVLAND


CH-02/376G-1098 (1298) 98/1363

            IMPORTANT INFORMATION ABOUT THIS REPORT


                    THE TRANSFER AGENT FOR
                    THE CRABBE HUSON FUNDS IS:


                    LIBERTY FUNDS SERVICES, INC.
                    P.O. BOX 1722
                    BOSTON, MA 02105-1722
                    1-800-345-6611



                    CRABBE HUSON FUNDS MAILS ONE SHAREHOLDER REPORT TO EACH SHAREHOLDER ADDRESS. IF YOU WOULD LIKE MORE THAN ONE REPORT, PLEASE CALL 1-800-426-3750 AND ADDITIONAL REPORTS WILL BE SENT TO YOU.


                    THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS OF THE CRABBE HUSON FUNDS. THIS REPORT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS WHICH PROVIDES DETAILS ABOUT SALES CHARGES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.